                                                     Registration No. 2-64233
                                                     (under the Securities Act
                                                     of 1933)
                                                     Registration No. 811-2918
                                                     (under the Investment
                                                     Company Act of 1940)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                (   )


         Pre-Effective Amendment No.                                   (   )
         Post-Effective Amendment No. 38                               ( X )
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        (   )

         Amendment No. 39                                              ( X )


                        (Check appropriate box or boxes)

                               DUPREE MUTUAL FUNDS
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                  125 South Mill Street, Vine Center, Suite 100
                  ---------------------------------------------
                            Lexington, Kentucky 40507
                            -------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (606) 254-7741
        -----------------------------------------------------------------

                              THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                  125 South Mill Street, Vine Center, Suite 100
                            Lexington, Kentucky 40507
                            -------------------------
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: Continuous
            --------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)


       immediately upon filing pursuant to paragraph (b)
-----
  X    on November 1, 1998 pursuant to paragraph (b)
-----
       60 days after filing pursuant to paragraph (a) (1)
-----
       on _________pursuant to paragraph (a) (1)
-----
       75 days after filing pursuant to paragraph (a) (2)
-----
       on _________pursuant to paragraph (a) (2)
-----  of rule 485
       This post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

Dupree Mutual Funds has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. On August 21, 1998 registrant filed a Rule 24f-2 Notice for the fiscal year ended June 30, 1998.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.                  Prospectus Caption

        1                 Cover Page
        2                 Dupree Mutual Funds - Summary
        3                 Financial Highlights
        4                 Organization of the Trust
        5                 Management of the Trust; Trust Expenses
        5A                Performance Calculations
        6                 Dividends; Taxes; Organization of the Trust
        7                 Buying Shares
        8                 Selling Shares
        9                 Not Applicable

Part B
Item No.         Statement of Additional Information

      10                  Cover Page
      11                  Table of Contents
      12                  General Information and History
      13                  Investment Objectives and Policies; Portfolio Turnover
      14                  Investment Adviser; Officers and Trustees
      15                  Not Applicable
      16                  Investment Adviser
      17                  Portfolio Transactions
      18                  Shares of Beneficial Interest
      19                  How to Purchase Shares; How to Redeem Shares;
                                         How We Compute Our Yields
      20                  Tax Information
      21                  Not Applicable
      22                  How We Compute Our Yields
      23                  Financial Statements

Prospectus
November 1, 1998

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(606) 254-7741
(800) 866-0614


MUNICIPAL BOND FUNDS
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.

A statement containing additional information about the Trust, Dated November 1, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





Table of Contents


 2       Dupree Mutual Funds Summary

 3       Trust Expenses

 5       Financial Highlights

12       Organization of the Trust

12       Investment Objectives

14       Investment Policies and Restrictions

16       Management of the Trust

18       Determining Net Asset Value

18       Buying Shares

20       Selling Shares

21       Dividends

22       Taxes

22       Performance Calculations

23       How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES
Investors in our municipal bond series are investors seeking tax-free income derived from municipal securities. The Kentucky, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income but with greater share price fluctuation. The Kentucky, North Carolina and Tennessee Tax-Free Short-to-Medium Series offer less principal fluctuation, but with less yield. See "Investment Objectives".

INTERMEDIATE GOVERNMENT BOND SERIES
Investors in our Intermediate Government Bond Series are seeking income derived from securities of the U.S. Government and its agencies. The Intermediate Government Bond Series should provide moderate principal fluctuation. See "Investment Objectives."

MANAGER AND DISTRIBUTOR
Dupree & Company, Inc. serves as Investment Adviser to each series of Dupree Mutual Funds, a Kentucky Business Trust, offering one class of shares of beneficial interest in seven distinct series. See "Manager and Distributor" for more information.

PURCHASES AND REDEMPTIONS
The Trust has no sales load, no redemption fees and no exchange fees. The minimum initial and subsequent investment amount is $100.00. See "Buying Shares" for more information on how easy it is to invest. Shares are redeemable by mail and wire in all series and by check in each of the Short-to-Medium Series (Kentucky, North Carolina and Tennessee) and the Intermediate Government Bond Series. If a shareholder elects to redeem shares by wire transfer, the shareholder's own bank may impose a wire charge. If the Custodian imposes a wire charge upon the Transfer Agent, this may be passed on to the shareholder. See "Selling Shares."

FACTORS TO CONSIDER
An investment in our Trust, as with any mutual fund, includes risks that vary depending upon the series' investment policies, including loss of money. Investment in any of the Single State Municipal Bond series may involve greater risk than investment in a Fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

                                                      Kentucky  Kentucky     North      North    Tennessee   Tennessee  Intermediate
                                                     Tax-Free   Tax-Free   Carolina   Carolina   Tax-Free    Tax-Free    Government
                                                      Income    Short-to   Tax-Free   Tax-Free    Income     Short-to       Bond
                                                      Series     Medium     Income    Short-to    Series      Medium       Series
                                                                Series      Series     Medium                 Series
SHAREHOLDER TRANSACTION EXPENSES:                                                      Series

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Maximum Deferred Sales Load
  (as a percentage of offering price)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Maximum Sales Load Imposed on Reinvested
  Dividends
  (as a percentage of offering price)                 NONE       NONE        NONE       NONE       NONE        NONE         NONE
Redemption Fees (as a percentage of
  amount redeemed, if applicable)                     NONE       NONE        NONE       NONE       NONE        NONE         NONE
Exchange Fee                                          NONE       NONE        NONE       NONE       NONE        NONE         NONE

ANNUAL TRUST OPERATING EXPENSES: (as a percentage of average net assets)

Management Fee
  (after fee reimbursements)                         0.436%       0.500%      0.072%*  0.049%*    0.208%*     0.205%*       0.200%
12b-1 Fees                                             NONE      NONE        NONE       NONE       NONE        NONE         NONE
Other expenses
  (after fee reimbursements)
  Transfer Agent                                     0.122        0.131       0.150    0.150      0.147       0.150         0.150
  All other expenses                                 0.066        0.105       0.110    0.213      0.095       0.157         0.180
                                                     ------       -----       -----    -----      -----       -----         -----

  Total other expenses                               0.188        0.236       0.260    0.363      0.242       0.307         0.330
                                                     ------       -----       -----    -----      -----       -----         -----

Total fund operating expenses                        0.624%      0.736%      0.332%   0.412%     0.450%      0.512%         0.530%
                                                     ======      ======      ======   ======     ======      ======         ======


EXAMPLE:
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                  1 year        $7          $8          $3        $4          $5          $5            $6
                                 3 years       $21         $24         $11       $14         $15         $17           $17
                                 5 years       $36         $42         $19       $24         $26         $29           $30
                                10 years       $80         $94         $43       $53         $58         $66           $68


You would pay the same expenses on the same investment, assuming no redemption.

The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly. The table should not be considered a representation of past or future expenses. Actual expenses and returns on investment may be greater or lesser than those shown. For further information concerning advisory fees, see the section entitled Investment Adviser and Advisory Agreements. In addition, more complete information on costs and expenses is found in the Statement of Additional Information.

Annual fund operating expenses (as a percentage of average net assets) are based on actual amounts incurred for the fiscal year ended June 30, 1998.

*The Investment Adviser for each of the series may waive management fees and assume and pay other operating expenses to reduce expenses which could be passed on to the shareholders. For the year ended June 30, 1998 if the Investment Adviser had not waived management fees and assumed or paid other operating expenses, the following expenses would have been incurred by the two North Carolina Series, the and the two Tennessee Series:

                                        North          North         Tennessee        Tennessee
                                      Carolina       Carolina         Tax-Free        Tax-Free
                                      Tax-Free       Tax-Free          Income         Short-to
                                       Income        Short-to          Series          Medium
                                       Series         Medium                           Series
                                                      Series

Management Fee                         0.500%          0.500%           0.500%          0.500%

Other Expenses
  Transfer Agent                        0.150           0.150            0.147           0.150
  All Other Expenses                    0.110           0.213            0.095           0.157
                                        -----           -----            -----           -----

Total Other Expenses                    0.260           0.363            0.242           0.307
                                        -----           -----            -----           -----

Total Fund Operating Expenses          0.760%          0.863%           0.742%          .0807%
                                       ======          ======           ======          ======

FINANCIAL HIGHLIGHTS

Kentucky Tax-Free Income Series


The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998 and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                            For the years ended June 30,
                                         -------------------------------------------------------------------------------------------
                                           1998     1997     1996      1995     1994      1993     1992     1991     1990    1989
                                         -------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $7.47     $7.35    $7.29    $7.21     $7.60    $7.16     $6.87    $6.77   $6.76   $6.52
                                         -------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                     0.39      0.40     0.40     0.40      0.41     0.43      0.44     0.45    0.46    0.47
   Net gains or losses on securities
      (both realized and unrealized)         0.18      0.12     0.06     0.13    (0.34)     0.44      0.29     0.10    0.01    0.24
                                         -------------------------------------------------------------------------------------------
Total from investment operations             0.57      0.52     0.46     0.53      0.07     0.87      0.73     0.55    0.47    0.71
LESS DISTRIBUTIONS:
   Distributions (from capital gains)       --       --       --       (0.05)    (0.05)    --       --       --       --      --
   Dividends (from net investment          (0.39)    (0.40)   (0.40)   (0.40)    (0.41)   (0.43)    (0.44)   (0.45)  (0.46)  (0.47)
      income)
   Returns of capital total                 --       --       --        --       --        --       --       --       --      --
      distributions
                                         -------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $7.65     $7.47    $7.35    $7.29     $7.21    $7.60     $7.16    $6.87   $6.77   $6.76
                                         ===========================================================================================
Total return                                7.77%     7.14%    6.38%    6.90%     0.75%   12.45%    10.95%    8.43%   7.19%  11.32%
Net assets, end of year (in thousands):  $373,153  $327,304 $295,029 $269,355  $257,132 $237,781  $169,269 $113,659 $87,594 $73,062
Ratio of expenses to average net assets     0.62%     0.63%    0.62%    0.63%     0.69%    0.67%     0.71%    0.75%   0.76%   0.78%
Ratio of net investment income to
   average net assets                       5.14%     5.32%    5.39%    5.60%     5.82%    5.79%     6.28%    6.63%   6.82%   7.44%
Portfolio turnover rate                    11.80%     6.64%    4.29%   18.05%    30.53%   31.79%    11.93%   18.08%  35.82%  43.70%

FINANCIAL HIGHLIGHTS


Kentucky Tax-Free Short-to-Medium Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                  For the years ended June 30,
                                        ------------------------------------------------------------------------------------
                                          1998     1997    1996    1995    1994    1993    1992    1991    1990     1989
                                        ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $5.22    $5.20    5.18    5.17    5.29    5.17    5.05    4.99    4.97      5.00
                                        ------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                    0.21     0.22    0.21    0.21    0.21    0.23    0.26    0.28    0.29      0.29
   Net gains or losses on securities
      (both realized and unrealized)        0.05     0.02    0.02    0.02  (0.12)    0.12    0.12    0.06    0.02    (0.03)
                                        ------------------------------------------------------------------------------------
Total from investment operations            0.26     0.24    0.23    0.23    0.09    0.35    0.38    0.34    0.31      0.26
LESS DISTRIBUTIONS:
   Distributions (from capital gains)      --       --      --     (0.01)   --      --      --      --      --       --
   Dividends (from net investment         (0.21)   (0.22)  (0.21)  (0.21)  (0.21)  (0.23)  (0.26)  (0.28)  (0.29)    (0.29)
      income)
   Returns of capital total                --       --      --      --      --      --      --      --      --       --
      distributions
                                        ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $5.27    $5.22   $5.20   $5.18   $5.17   $5.29   $5.17   $5.05   $4.99     $4.97
                                        ====================================================================================
Total return                               5.12%    4.59%   4.51%   4.27%   1.71%   6.91%   7.67%   7.03%   6.36%     5.42%
Net assets, end of year (in thousands)   $54,124  $53,829 $66,574 $57,064 $69,550 $55,525 $34,178 $13,972  $6,678    $7,309
Ratio of expenses to average net           0.74%    0.72%   0.75%   0.72%   0.72%   0.76%   0.76%   0.76%   0.76%     0.75%
   assets
   Before expense reimbursement            0.74%    0.72%   0.75%   0.72%   0.72%   0.77%   0.83%   0.85%   0.89%     0.92%
Ratio of net investment income to
   average net assets                      4.05%    4.11%   4.04%   4.00%   3.92%   4.37%   4.96%   5.58%   5.79%     5.88%
   After expense reimbursement             4.05%    4.11%   4.04%   4.00%   3.92%   4.36%   4.89%   5.49%   5.63%     5.71%
Portfolio turnover rate                   20.98%   20.03%  57.80%   4.07%  17.62%  22.89%  29.35%  26.41%  57.61%    41.31%

FINANCIAL HIGHLIGHTS


North Carolina Tax-Free Income Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                              For the years
                                                                             ended June 30,
                                                                       --------------------------
                                                                         1997      1997   1996(a)
                                                                       --------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                      $10.33     $9.88  $10.00
                                                                       --------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                  0.53      0.54    0.32
   Net gains or losses on securities
      (both realized and unrealized)                                      0.49      0.45   (0.12)
                                                                       --------------------------
Total from investment operations                                          1.02      0.99    0.20
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                                     --       --       --
   Dividends (from net investment income)                                (0.53)    (0.54)  (0.32)
   Returns of capital total distributions                                 --       --       --
                                                                       --------------------------
NET ASSET VALUE, END OF YEAR                                            $10.82    $10.33   $9.88
                                                                       ==========================
Total return (b)                                                          9.99%    10.18%   3.23%
Net assets, end of period (in thousands)                                $9,911    $3,586  $1,063
Ratio of expenses to average net assets (b)                               0.33%     0.25%   0.18%
   Before expense reimbursement (b)                                       0.76%     0.81%   2.47%
Ratio of net investment income to average net assets (b)                  4.47%     4.72%   3.27%
   After expense reimbursement (b)                                        4.90%     5.29%   0.98%
Portfolio turnover rate                                                  16.77%    24.13%  22.83%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


North Carolina Tax-Free Short-to-Medium Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                                   For the years
                                                                                   ended June 30,
                                                                           ---------------------------
                                                                            1998     1997    1996(a)
                                                                           ---------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                          $10.12    $9.99    $10.00
                                                                           ---------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                      0.40     0.41      0.24
   Net gains or losses on securities
      (both realized and unrealized)                                          0.12     0.13     (0.01)
                                                                           ---------------------------
Total from investment operations                                              0.52     0.54      0.23
LESS DISTRIBUTIONS:
  Distributions (from capital gains)                                          --       --       --
  Dividends (from net investment income)                                     (0.40)   (0.41)    (0.24)
   Returns of capital total distributions                                     --       --       --
                                                                           ---------------------------
NET ASSET VALUE, END OF YEAR                                                $10.24   $10.12     $9.99
                                                                           ===========================
Total return (b)                                                              5.20%    5.49%     3.79%
Net assets, end of period (in thousands)                                    $2,194   $1,458    $1,159
Ratio of expenses to average net assets (b)                                   0.41%    0.23%     0.16%
   Before expense reimbursement (b)                                           0.86%    0.82%     1.78%
Ratio of net investment income to average net assets (b)                      3.44%    3.46%     2.47%
   After expense reimbursement (b)                                            3.89%    4.06%     0.85%
Portfolio turnover rate                                                      14.89%   17.20%    17.18%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


Tennessee Tax-Free Income Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                                         For the year
                                                                                         ended June 30,
                                                                     --------------------------------------------------
                                                                      1998      1997      1996     1995      1994(a)
                                                                     --------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                    $10.53     $10.17    10.05      9.51       10.00
                                                                     --------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                0.54       0.54     0.54      0.54        0.28
   Net gains or losses on securities
      (both realized and unrealized)                                    0.45       0.36     0.12      0.54       (0.49)
                                                                     --------------------------------------------------
Total from investment operations                                        0.99       0.90     0.66      1.08       (0.21)
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                                  (0.01)     --        --       --          --
   Dividends (from net investment income)                              (0.54)     (0.54)   (0.54)    (0.54)      (0.28)
   Returns of capital total distributions                                --       --        --       --          --
                                                                     --------------------------------------------------
NET ASSET VALUE, END OF YEAR                                          $10.97     $10.53   $10.17    $10.05       $9.51
                                                                     ==================================================
Total return (b)                                                        9.57%      8.96%    6.65%    11.65%      (4.17)%
Net assets, end of year (in thousands)                               $29,172    $13,678   $8,056    $5,010        $794
Ratio of expenses to average net assets (b)                             0.44%      0.55%    0.54%     0.34%       0.12%
   Before expense reimbursement (b)                                     0.74%      0.77%    0.90%     1.16%       4.01%
Ratio of net investment income to average net                           4.64%      4.92%    5.27%     5.59%       2.83%
   assets (b)
   after expense reimbursement (b)                                      4.94%      5.15%    4.91%     4.77%      (1.06)%
Portfolio turnover rate                                                12.62%      5.14%    9.13%     6.84%      15.88%
(a)  Commencement of operations December 20, 1993.
(b)  Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


Tennessee Tax-Free Short-to-Medium Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                                    For the years ended June 30,
                                                                             1998      1997     1996     1995(a)
                                                                           -------------------------------------
Net Asset Value, beginning of year                                            $10.32   $10.25     10.20   10.00
                                                                           -------------------------------------
Income From Investment Operations:
   Net investment income                                                        0.41     0.42      0.42    0.28
   Net gains or losses on securities
      (both realized and unrealized)                                            0.12     0.07      0.05    0.20
                                                                           -------------------------------------
Total from investment operations                                                0.53     0.49      0.47    0.48
Less Distributions:
   Distributions (from capital gains)                                          --       --        --      --
   Dividends (from net investment  income)                                     (0.41)   (0.42)    (0.42)  (0.28)
   Returns of capital total distributions                                      --       --        --      --
                                                                           -------------------------------------
Net Asset Value, end of year                                                  $10.44   $10.32     10.25   10.20
                                                                           =====================================
Total return (b)                                                                5.26%    4.83%     4.62%   7.41%
Net assets, end of period (in thousands)                                      $4,745   $2,993    $2,455  $1,535
Ratio of expenses to average net assets (b)                                     0.51%    0.47%     0.50%   0.28%
   Before expense reimbursement (b)                                             0.81%    0.85%     1.19%   2.05%
Ratio of net investment income to average net assets (b)                        3.67%    3.67%     4.05%   2.80%
   After expense reimbursement (b)                                              3.97%    4.04%     3.36%   1.03%
Portfolio turnover rate                                                        67.59%   24.49%    23.17%   0.71%
(a) Commencement of operations November 1, 1994.
(b) Annualized for periods less than a year.

FINANCIAL HIGHLIGHTS


Intermediate Government Bond Series

The financial highlights in the table below for the fiscal year ended June 30, 1997 and 1998 have been audited by Ernst & Young, LLP, independent auditors. Prior years were audited by Coopers & Lybrand, L.L.P. Financial statements for the year ended June 30, 1998, and the independent auditors' report thereon are included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS Selected data for a share outstanding:

                                                                           For the years ended June 30,
                                              --------------------------------------------------------------------------
                                                    1998         1997         1996        1995        1994       1993(a)
                                              --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $9.89        $9.85        10.15       9.65        10.60       10.00
                                              --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.66         0.72         0.72       0.69         0.63        0.59
   Net gains or losses on securities
      (both realized and unrealized)                 0.25         0.04        (0.30)      0.50        (0.95)       0.60
                                              --------------------------------------------------------------------------
Total from investment operations                     0.91         0.76         0.42       1.19        (0.32)       1.19
LESS DISTRIBUTIONS:
Distributions (from capital gains)                  --           --           --         --           --          --
Dividends (from net investment income)              (0.66)       (0.72)       (0.72)     (0.69)       (0.63)      (0.59)
Returns of capital total distributions              --           --           --         --           --          --
                                              --------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $10.14        $9.89        $9.85     $10.15        $9.65      $10.60
                                              ==========================================================================
Total return (b)                                     9.47%        7.95%        4.15%     12.78%       (3.32)%     12.64%
Net assets, end of period (in thousands)           $9,596       $8,288       $7,765     $7,713       $8,372      $5,897
Ratio of expenses to average net assets (b)          0.53%        0.50%        0.40%      0.40%        0.40%       0.40%
   Before expense reimbursement (b)                  0.53%        0.56%        0.62%      0.61%        0.65%       1.34%
Ratio of net investment income to average            6.57%        7.26%        7.11%      7.06%        6.00%       6.23%
net assets (b)
   After expense reimbursement (b)                   6.57%        7.20%        6.89%      6.85%        5.75%       5.29%
Portfolio turnover rate                             23.49%       40.86%       33.89%     74.98%       23.08%       0.00%
(a) Commencement of operations July 12, 1992.
(b) Annualized for periods less than a full
    year.

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of seven series are being offered for sale:

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series


Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.


We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Kentucky, Tennessee, North Carolina Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana, and North Carolina under the securities law of those states. The two Kentucky Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. We offer and redeem our shares at current net asset value.

Investment Objectives

Our investment objective is to seek the highest level of income without undue risk to principal. Of course, no mutual fund offered by us or anyone else can guarantee that the investment objective will be met.


Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.


Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".


The inherent risk associated with investment in municipal securities is that the issuer might default. Payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities; the securities are not general obligations of the issuer. Payment on nearly all North Carolina and Tennessee municipal securities are general obligations of the issuer. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Kentucky, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development which could uniquely affect the ability of issuers to meet the debt obligations of the securities. The economies of Kentucky, North Carolina and Tennessee are supported by agricultural products, coal, manufacturing and service professions. A decline in the tobacco, equine or coal market could affect these states in a manner different from the effect on most other states. Potential federal regulation of the tobacco industry including action by Congress on a settlement agreement with the tobacco industry to resolve multiple pending lawsuits may impact the tobacco industry in each of these states. Regulation of nicotine or elimination or adjustment of the financial tobacco price support program may also impact the tobacco industry though the degree of the impact cannot be predicted with any certainty.

The Kentucky non-agricultural economy is diversified as follows: 26% services, 24% wholesale and retail trade, 20% manufacturing, 16% government and 14% other. Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.


The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors are well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.

The Tennessee non-agricultural economy is diversified among the following sectors: 23% manufacturing; 23% wholesale and retail trade; 22% services; 16% government and 14% other. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Kentucky, North Carolina and Tennessee are of such diversification that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds. A national economic decline could impact the ability of municipalities to pay debt service, if the decline impacted various industries within each state.


Kentucky Tax-Free Income Series
This is a diversified fund of long-term maturity bonds where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average nominal maturity of 16.90 years and a weighted average effective maturity of 6.60 years as of June 30, 1998.


Kentucky Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.71 years as of June 30, 1998. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

North Carolina Tax-Free Income Series
This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average nominal effective maturity of 18.92 years and a weighted average effective maturity of 9.13 years as of June 30, 1998. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


North Carolina Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.19 years as of June 30, 1998. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


Tennessee Tax-Free Income Series
This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted average nominal effective maturity of
9.62 years and a weighted average effective maturity of 7.02 years as of June 30, 1998.


Tennessee Tax-Free Short-to-Medium Series
This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 2.86 years as of June 30, 1998. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


Intermediate Government Bond Series
Seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 3.16 years as of June 30, 1998.



INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our six single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa) or Standard & Poor's Corporation ("S&P") (AAA, AA, A, BBB). According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates a satisfactory degree of safety and capacity for repayment, but more vulnerability to adverse economic conditions or changing circumstances. These bonds have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

B) Notes rated at the time of purchase within the three highest grades assigned by Moody's (MIG 1, MIG 2, MIG 3); and bonds and notes not rated by Moody's or S&P within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds secured by United States Treasury Bills or Notes).

C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Intermediate Government Bond Series
The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills. The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.

Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money
Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

Asset Composition
The weighted average ratings of the securities held by the Trust on June 30, 1998, the ending date of the fiscal year, were:

                                Aaa/AAA         Aa/AA          A/A         Baa/BBB      NR(total)
Municipal Bonds
Kentucky Tax-Free
  Income Series                  48.23%         13.67%        30.12%         3.55%        4.43%
Kentucky Tax-Free
  Short-to-Medium Series         42.09          24.68         22.26          3.55         7.42
North Carolina Tax-Free
  Income Series                  54.66          36.63          7.58          1.13           .0
North Carolina Tax-Free
  Short-to-Medium Series         54.49          34.11         10.44           .96           .0
Tennessee Tax-Free
  Income Series                  53.23          21.99         23.53          1.08          .17
Tennessee Tax-Free
  Short-to-Medium Series         53.64          26.02         20.34            .0           .0
Government Bonds
Intermediate Government
  Bond Series                   100.00

The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:

Comparable To:                      Aaa/AAA       Aa/AA        A/A             Baa/BBB

Kentucky Tax-Free
  Income Series                                                                 4.43%
Kentucky Tax-Free
  Short-to-Medium Series                                                        7.42
Tennessee Tax-Free
  Income Series                                                                  .17



MANAGEMENT OF THE TRUST


Trustees
The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:

Thomas P. Dupree, Sr., Chairman of the Board of Dupree & Company, Inc. *

Fred L. Dupree, Jr., Vice President, Secretary, Treasurer and Director of Dupree & Company, Inc.*


William T. Griggs II, President of Dupree & Company, Inc.*

Lucy A. Breathitt, Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission.

William A. Combs, Jr., Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.


Robert L. Maddox, Partner (retired) Wyatt, Tarrant & Combs, Attorneys, Louisville, KY.

William S. Patterson, President, CEO, Cumberland Surety Insurance Co., Lexington, KY.

*Thomas P. Dupree, Sr., Fred L. Dupree, Jr., and William T. Griggs II are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.


Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.


                                                             Pension or                                     Total
                                                             Retirement              Estimated           Compensation
                                     Aggregate            Benefits Accrued             Annual           From Trust and
       Name of Person,             Compensation              As Part of            Benefits Upon        Trust Complex
           Position                 From Trust             Trust Expenses            Retirement        Paid to Trustees
---------------------------------------------------------------------------------------------------------------------------

Thomas P. Dupree, Sr.                   -0-               None - No Pension             None                 -0-
President, Chairman,                                     or Retirement Plan
Trustee

Fred L. Dupree, Jr.                     -0-               None - No Pension             None                 -0-
Vice President, Secretary,                               or Retirement Plan
Treasurer, Trustee

William T. Griggs II                    -0-               None- No Pension              None                 -0-
Vice President,                                          or Retirement Plan
Assistant Secretary

Lucy A. Breathitt                     $14,000              None-No Pension              None               $14,000
Trustee                                                  or Retirement Plan

William A. Combs, Jr.                 $14,000             None - No Pension             None               $14,000
Trustee                                                  or Retirement Plan

Robert L. Maddox                      $14,000             None - No Pension             None               $14,000
Trustee                                                  or Retirement Plan

William S. Patterson                  $14,000             None - No Pension             None               $14,000
Trustee                                                  or Retirement Plan



Investment Adviser and Advisory Agreements


Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149 Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc., may at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.

Dupree & Company, Inc. serves as the Investment Adviser for each of our seven series pursuant to separate Investment Advisory Agreements with each series, each dated as of November 1, 1997. Each agreement will continue in effect until October 31, 1999 and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on page 3 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:

Range of Total Assets                                                 100,000,001-
(in dollars)                                     $0-100,000,000       $150,000,000            $150,000,001+

Kentucky Tax-Free Income Series                      .50 of 1%         .45 of 1%                 .40 of 1%
Kentucky Tax-Free Short-to-Medium Series             .50 of 1%         .45 of 1%                 .40 of 1%
North Carolina Tax-Free Income Series                .50 of 1%         .45 of 1%                 .40 of 1%
North Carolina Tax-Free Short-to-Medium Series       .50 of 1%         .45 of 1%                 .40 of 1%
Tennessee Tax-Free Income Series                     .50 of 1%         .45 of 1%                 .40 of 1%
Tennessee Tax-Free Short-to-Medium Series            .50 of 1%         .45 of 1%                 .40 of 1%
Intermediate Government Bond Series                  .20 of 1%         .20 of 1%                 .20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.


In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.


Prior to November 1, 1997 Dupree Investment Advisers, Inc., a wholly owned subsidiary of Dupree & Company, Inc., had served as the Investment Adviser to each of the seven series pursuant to separate Investment Advisory Agreements. Due to corporate and tax considerations the Dupree firms restructured their business without any change in personnel or services. The Investment Advisory Agreements approved by the shareholders of each series at their 1997 Annual meeting are identical to the prior agreements except that the parent firm, Dupree & Company, Inc. is now the Investment Adviser.

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

Fund Portfolio Manager
The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.


Year 2000
Like other investment companies, financial and business organizations and individuals around the world, the Trust could be adversely affected if computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 issue with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Trust's other major service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Determining Net Asset Value

The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The value of your investment in any of our series is not reduced by a sales charge or commission.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering
If you send us a check which does not clear, we may cancel your order and hold you responsible for any loss which we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

Initial Investment
Your initial and subsequent investments need only be $100.00 for any of our series.

By Wire
If this is an initial investment you must first call us to tell us the following:

        * How the account is to be registered
        * Name of series in which you wish to invest
        * Your address
        * Your tax identification number
        * Amount being wired
        * Name of wiring bank

Our wire instructions are directed to Star Bank, Cincinnati, Ohio as follows:
Star Bank ABA # 0420-0001-3

         Kentucky Tax-Free Income Series                      #483-622-098
         Kentucky Tax-Free Short-to-Medium Series             #483-622-106
         North Carolina Tax-Free Income Series                #483-622-338
         North Carolina Tax-Free Short-to-Medium Series       #483-622-346
         Tennessee Tax-Free Income Series                     #483-622-122
         Tennessee Tax-Free Short-to-Medium Series            #483-622-130
         Intermediate Government Bond Series                  #483-622-148

If you are adding to an existing account please call us with your name and account number.



By Mail
Make your check payable to the series you want to invest in and send your check to:
         Dupree Mutual Funds
         P.O. Box 1149
         Lexington, KY  40588-1149


Along with one of the following:
         *A completed new account form (if new account)
         *The detachable stub which you will find at the bottom of your most recent account statement
         *A letter specifying the account number and series


Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.


Individual Retirement Accounts
Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording a telephone redemption request or making inquiries of information which should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.

By Telephone
In Lexington (606) 254-7741
Toll Free National Number (800) 866-0614
In North Carolina (800) 284-2562


All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.


By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
    * Any certificates of beneficial interest
    * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check

Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.


                                         Daily
Check limits                  Minimum    Maximum  CHECKING WRITING CHARGES

KY Short-to-Medium Series     $500.00    $25,000  Share Redemption: NONE
NC Short-to-Medium Series     $500.00    $25,000  Checks: NONE
TN Short-to-Medium Series     $500.00    $25,000  Insufficient Funds: $19.00
Government Bond Series        $500.00    none     Stop Payment: $15.00


Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.


Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders


Redemption by Trust
If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS


Generally, we declare dividends separately for each series each business day. The Kentucky, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Kentucky, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the New York Stock Exchange is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.


TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends which will be excludable from gross income for federal and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.


Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.


Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.


Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and Morningstar. Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY  40588-1149

PHONE
(606) 254-7741
(800) 866-0614

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
Star Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-118

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, OH  45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY  40522

This prospectus omits certain information contained in the registration statement filed with the Securities and Exchange Commission. Items of information which are thus omitted may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the Rules and Regulations of the Commission.

DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, November 1, 1998

                               DUPREE MUTUAL FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 1998

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.................................................................................  1

INVESTMENT OBJECTIVES AND POLICIES..............................................................................  1
    Portfolio Turnover..........................................................................................  6
    Investment Restrictions.....................................................................................  7

NON-FUNDAMENTAL RESTRICTIONS.................................................................................... 10

INVESTMENT ADVISER AND OTHER SERVICES........................................................................... 10
    (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES........................................................................................... 12
    (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS.......................................................................................... 14

SHARES OF BENEFICIAL INTEREST................................................................................... 15
    (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES.......................................................................................... 15
    (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES............................................................................................ 16
    (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS....................................................................................... 16

TAX INFORMATION................................................................................................. 19
    (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS............................................................................................ 23

NOTES TO FINANCIAL STATEMENTS................................................................................... 54

REPORT OF INDEPENDENT AUDITORS.................................................................................. 60



This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 1998. A Prospectus may be obtained, without charge, by calling or writing the Trust listed on the back cover.

                         GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in seven series that invest in professionally-managed bond portfolios. Our Investment Adviser for each series of shares is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                       INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our seven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Six of the seven series we offer invest in professionally-managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Kentucky, North Carolina or Tennessee in order to provide interest income exempt from federal income tax, and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section which follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                         KENTUCKY TAX-FREE INCOME SERIES
                    KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                      NORTH CAROLINA TAX-FREE INCOME SERIES
                 NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                        TENNESSEE TAX-FREE INCOME SERIES
                    TENNESSEE TAX-FREE SHORT-TO MEDIUM SERIES

As stated in our Prospectus, the investment objective our six municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Kentucky, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section which follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.

At least 80% of the Kentucky, North Carolina or Tennessee municipal securities we purchase must be municipal bonds within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"); or municipal notes rated at the time of purchase within the three highest grades assigned by Moody's; or Kentucky, North Carolina or Tennessee municipal bonds and notes not rated by Moody's or S&P within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for the Moody's and S&P ratings specified above and in the

Prospectus follows.

No more than 20% of the value of our total assets in each of the Kentucky Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of Moody's and S&P as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that Moody's and S&P usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

RATINGS OF MUNICIPAL BONDS
--------------------------

MOODY'S INVESTORS SERVICE, INC. Aaa: the "best quality." Aa: "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated municipal bonds. A: "upper medium grade obligations." Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa: "Medium grade," neither highly protected, nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

STANDARD & POOR'S CORPORATION. AAA: "obligations of the highest quality," AA: issues with investment characteristics "only slightly less marked than those of prime quality issues." A: "the third strongest capacity for payment of debt service." Principal and interest payments on bonds in this category are regarded as safe. It differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good, but not exceptional, and stability of the pledged revenues could show some variations because of increased competition or economic influences in revenues.
BBB: the lowest "investment grade" security rating. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness. With respect to revenue bonds, debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time.

RATINGS OF MUNICIPAL NOTES
--------------------------

MOODY'S INVESTORS SERVICE, INC. MIG 1: the best quality. MIG 2: high quality, with margins of protection ample although not so large as in the preceding group. MIG 3: favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

KENTUCKY MUNICIPAL SECURITIES
-----------------------------

Kentucky municipal securities are obligations issued by the state of Kentucky, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and Kentucky income taxes.

Kentucky municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in Kentucky can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and Kentucky income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in Kentucky industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of Kentucky municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Apart from those issued by the state of Kentucky, general obligation bonds are relatively rare since they must be authorized by a two-thirds vote of the electorate of the municipal issuer. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including Kentucky Housing Corporation bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration, and no other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds which are nominally issued in the name of a public corporation which holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase Kentucky municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

NORTH CAROLINA MUNICIPAL SECURITIES
-----------------------------------

North Carolina municipal securities are obligations issued by the state of North Carolina, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and North Carolina income taxes.

North Carolina municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in North Carolina can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income and

North Carolina income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in North Carolina building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of North Carolina municipal bonds. General obligation bonds are secured by the issuer's pledge of its faith and credit (taxing power) for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, parking fees, sports event gate receipts, etc. Although industrial development revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract or loan agreement with a non-governmental user. Some revenue bonds, including industrial development revenue bonds, are secured by a mortgage on the property financed. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including North Carolina Housing Finance Agency bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security. Certificates Of Participation ("COP's") are payable from a stream of revenues generated by an installment financing contract or lease. This contract or lease is between the North Carolina local government and the issuer, which is usually a nonprofit corporation that is a financing instrumentality of the local government. COP's are only secured by a lien or mortgage on the property being acquired or leased. The local government's taxing power is not pledged to the repayment of the COP's and no deficiency judgment may be rendered against a local government for repayment of the COP's. Payments on COP's by the local government are subject to the annual appropriation process of the local government. Some COP's may also be secured with financial guarantee insurance, a letter of credit or other credit enhancement.

At times, we may purchase North Carolina municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

TENNESSEE MUNICIPAL SECURITIES
------------------------------

Tennessee municipal securities are obligations issued by the state of Tennessee, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and Tennessee Hall income taxes.

Tennessee municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers in Tennessee can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal income and Tennessee Hall income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in Tennessee industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment

Restrictions."

There are six general types of Tennessee municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge tolls, parking fees, sports event gate receipts, etc. Although industrial building revenue bonds are issued by municipal authorities, they are secured by revenues derived from a lease rental contract with a non-governmental user. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds, including Tennessee Housing Development Agency bonds, are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security. "Double Barrel Bonds" are primarily water and sewer issues for which the revenues are the primary source of debt service, but with taxes as the unlimited secondary source. Improvement Assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the government issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority which is similar to a tax lien.

At times, we may purchase Tennessee municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals which could lead to future regulation of these securities by the Commission.

INTERMEDIATE GOVERNMENT BOND SERIES
-----------------------------------

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                               PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

We do not intend to purchase Kentucky, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Kentucky, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 1998 the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 11.80%, as compared with a rate of approximately 6.64% for the fiscal year ended June 30, 1997. Fiscal 1997-98 was a year of relatively stable turnover. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.

For the fiscal year ended June 30, 1998, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 20.98%, as compared with a rate of approximately 20.03% for the fiscal year ended June 30, 1997. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.

For the fiscal year ended June 30, 1998, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 12.62% as compared with a rate of approximately 5.14% for the fiscal year ended June 30, 1997. Fiscal 1997-98 was a year of growth. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.

For the fiscal year ended June 30, 1998, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 67.59% as compared with a rate of approximately 24.49% for fiscal year ended June 30, 1997. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.

For the fiscal year ended June 30, 1998, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 16.77% as compared with a rate of approximately 24.13% for the fiscal year ended June 30, 1997. Fiscal 1997-98 was a year of growth. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.

For the fiscal year ended June 30, 1998, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium Series was approximately 14.89% as compared with a rate of approximately 17.20% for fiscal year ended June 30, 1997.

Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.


INTERMEDIATE GOVERNMENT BOND SERIES
-----------------------------------

For the fiscal year ended June 30, 1998 the portfolio turnover rate was approximately 23.49% as compared with a rate of approximately 40.86% for the fiscal year ended June 30, 1997. Since we expect declining interest rates for the upcoming year fiscal 1998-99 should reflect an increased portfolio turnover.

                             INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions which may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

KENTUCKY AND TENNESSEE TAX-FREE INCOME SERIES
---------------------------------------------

  1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions will be deemed to be a separate issuer.

  2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

  3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

  4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days, if, as a result more than 10% of the value of our net assets would be so invested.

  5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

  6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.


  7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

  8.         Purchase or sell commodities or commodity contracts.

  9. Purchase equity securities or securities convertible into equity securities.

  10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.          Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.          Write or invest in put or call options, or any combination thereof.

16.          Issue senior securities.


KENTUCKY, NORTH CAROLINA AND TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES, AND
---------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE INCOME SERIES
-------------------------------------

 1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

 2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

 3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.


 4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested. 5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

 6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

 7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

 8.          Purchase or sell commodities or commodity contracts.

 9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.          Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.          Write or invest in put or call options, or any combination thereof.

16.          Issue senior securities.

INTERMEDIATE GOVERNMENT BOND SERIES
-----------------------------------

 1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

 2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

 3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

 4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

 5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

 6. Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

 7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

 8.          Purchase or sell commodities or commodity contracts.

 9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11. Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.          Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.          Write or invest in put or call options, or any combination thereof.

16.          Issue senior securities.

                          NON-FUNDAMENTAL RESTRICTIONS

None of the single state series will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any series in investments which are not readily marketable as described in Texas securities regulations.

These restrictions are "non-fundamental" investment policies of the affected series. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected series.

                      INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc.. Thomas P. Dupree, Sr., is Chairman of the Board. He and his wife, Clara, are the sole owners of the stock of Dupree & Company, Inc. Thomas P. Dupree, Sr. also serves as our chief executive officer and as a member of our Board of Directors. Fred L. Dupree, Jr., is Vice President, Secretary, Treasurer and a director of both Dupree firms, and also holds the same offices with us. Michelle M. Dragoo and William T. Griggs II are both Vice President with us, and Alison L. Arnold is Assistant Vice Presidents with us.

INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the Investment Adviser for each of our seven series pursuant to separate Investment Advisory Agreements with each series. Each agreement is dated as of November 1, 1997 and will continue in effect until October 31, 1999 and may be continued from year to year after their defined ending dates if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees who are not "interested persons" of Dupree & Company, Inc. for us within the meaning of the Investment Company Act of 1940. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the Investment Adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. began serving as the Investment Adviser. Thereafter Dupree Investment Advisers, Inc. became the Investment Adviser. In 1997 the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the Investment Adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.


Under the terms of the Agreements for the Kentucky, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, and .40 of 1% of the average daily net assets in excess of $150,000,001 of each series determined separately. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser which at the time was Dupree Investment Advisers, Inc.:

                                                                   Year Ended            Year Ended           Year Ended
                                                                     6-30-98               6-30-97              6-30-96

Kentucky Tax-Free Income Series
   fees                                                             $1,529,994            $1,375,201           $1,279,636
   reimbursements                                                     -0-                   -0-                  -0-
Kentucky Tax-Free Short-to-Medium Series
   fees                                                                268,875               300,340              292,588
   reimbursements                                                     -0-                   -0-                  -0-
North Carolina Tax-Free Income Series
   fees                                                                 32,367                10,797                1,534
   reimbursements                                                       27,686                12,274               11,229
North Carolina Tax-Free Short-to-Medium Series
   fees                                                                  8,143                 6,989                2,312
   reimbursements                                                        7,346                 8,243               12,026
Tennessee Tax-Free Income Series
   fees                                                                 96,775                51,432               33,578
   reimbursements                                                       56,512                23,339               24,095
Tennessee Tax-Free Short-to-Medium Series
   fees                                                                 18,236                13,694               10,277
   reimbursements                                                       10,752                10,311               14,297
Intermediate Government Bond Series
   fees                                                                 17,633                16,159               16,061
   reimbursements                                                          -0-                 5,347               17,702


Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

                                 OTHER SERVICES

Star Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. Star Bank is responsible for the safekeeping of the assets of each series of the Trust. Star Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts.

Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free
Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series.

Ernst & Young LLP, 1300 Chiquita Center, 250 East 5th Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation.

Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Each Series of the Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000.

                              OFFICERS AND TRUSTEES

The following table sets forth information as to our officers and trustees:

                                                                                     Principal Occupation
         Name and Address                   Office(s) With Us                     During the Past Five Years
         ----------------                   -----------------                     --------------------------

THOMAS P. DUPREE, SR.*              President and Trustee              Chairman of the Board of Dupree & Company,
125 South Mill Street                                                  Inc., President of Dupree Investment Advisers,
Vine Center, Suite 100                                                 Inc. Director, Studio Plus Hotels, Inc.
Lexington, KY 40507

FRED L. DUPREE, JR.*                Vice President, Secretary,         Vice President, Secretary, Treasurer and
125 South Mill Street               Treasurer and Trustee              Director of Dupree & Company, Inc. and Dupree
Vine Center, Suite 100                                                 Investment Advisers, Inc.
Lexington, KY  40507


WILLIAM T. GRIGGS, II*              Vice President                     President of Dupree & Company, Inc. and Dupree
125  South Mill Street              Assistant Secretary and Trustee    Investment Advisers, Inc.
Vine Center, Suite 100
Lexington, KY  40507


LUCY A. BREATHITT                   Trustee                            Alexander Farms, farming; Kentucky Horse Park
1703 Fairway Drive                                                     Foundation Board; Kentucky Horse Park Museum
Lexington, KY  40502                                                   Board, Kentucky State Nature Preserves
                                                                       Commission

WILLIAM A. COMBS, JR.               Trustee                            Secretary, Treasurer, Director, Dana Motor
111 Woodland Ave., #510                                                Cincinnati, Ohio; Secretary-Treasurer, Director
Lexington, KY 40502                                                    Freedom Dodge, Lexington, KY; Secretary,
                                                                       Treasurer, Director Ellerslie Realty Inc.,
                                                                       Lexington, KY; Partner, Forkland Development
                                                                       Co., Lexington, KY; Partner, Lexland,
                                                                       Lexington, KY.; Director, First Security Bank,
                                                                       Lexington, KY

ROBERT L. MADDOX                    Trustee                            Partner (retired) Wyatt, Tarrant & Combs,
2800 Citizens Plaza                                                    Louisville, KY Attorneys; Director, Nugent Sand
Louisville, KY  40202                                                  Company,  Louisville, KY; Director, Orr Safety
                                                                       Corporation, Louisville, KY,; Director,
                                                                       Whip-Mix Corporation, Louisville, KY.


WILLIAM S. PATTERSON                Trustee                            President, CEO, Cumberland Surety Co.,
367 West Short Street                                                  Lexington, KY, President, Patterson & Co.,
Lexington, KY 40507                                                    Frankfort, KY, (real estate development,
                                                                       thoroughbred horse breeding, farming)

MICHELLE M. DRAGOO                  Vice President                     Vice President of Dupree & Company, Inc. and
125  South Mill Street                                                 Dupree Investment Advisers, Inc.
Vine Center, Suite 100
Lexington, KY  40507

ALISON L. ARNOLD                    Assistant Vice President           Assistant Vice President of Dupree & Company,
125  South Mill Street                                                 Inc. and Dupree Investment Advisers, Inc.
Vine Center, Suite 100
Lexington, KY  40507

- Thomas P. Dupree, Sr., Fred L. Dupree, Jr., and William T. Griggs II are "interested persons" of our Investment Adviser and of us within the meaning of the Investment Company Act of 1940.

[As of October 10, 1997 shares of the Trust were owned by our officers and trustees as shown below.


                                       Thomas P.          Fred L. Dupree, Jr.    William T. Griggs II      Non-Interested
                                       Dupree, Sr.                                                       Trustees and other
                                                                                                         officers as a group
Kentucky Income Series
Number of Shares Outstanding            263,508.901      25,179.285                                          355,329.099
Percentage of Shares Outstanding               .583%           .056%                                                .786%

Kentucky Short-to-Medium Series
Number of Shares Outstanding             74,049.939           0.000                                          143,039.838
Percentage of Shares Outstanding               .726%          0.000                                                1.402%

Intermediate Government Bond Series
Number of Shares Outstanding                  0.000       3,316.736                                           16,837.442
Percentage of Shares Outstanding              0.000            .395%                                               2.004%]

Thomas P. Dupree, Sr., and Fred L. Dupree, Jr. are brothers. Thomas P. Dupree, Sr., Fred L Dupree, Jr ., or William T. Griggs II receives any remuneration from us.

Each non-interested Trustee received compensation in the amount of $12,000 for their services to us for the fiscal year ended June 30, 1998. For the current fiscal year the four non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $13,000 each plus $1,000 for each Audit Committee meeting attended. Two Audit Committee meetings are anticipated to be held during fiscal year ending June 30, 1999. Executive officers of the Trust receive no remuneration from us, but are instead paid by Dupree & Company, Inc.


                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Language indicated as being shown by strike out in the typeset document is enclosed in brackets "[" and "]" in the electronic format.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through Paine Webber, Inc., in which Thomas P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

Since our shares are not sold through intermediary brokers, it is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of such sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                          SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in seven series as described in the Prospectus: Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable.


[As of October 10, 1997, no person was known to beneficially own 5% or more of our outstanding shares of Kentucky Tax-Free Income Series or the Intermediate Government Bond Series. As of that date CEBANTCO owned 5.51% of the outstanding shares of the Kentucky Short-to-Medium Series. As of that date Kenneth R. Haynes, Jr. Owned 5.98% of the outstanding shares of the North Carolina Income Series. As of that date NEC Industries, Inc. owned 16.11%, Kemp Pendleton Bureau owned 12.45%, Calvin H. Price owned 8.17% and James L. Olsen owned 6.29% of the North Carolina Tax-Free Short-to-Medium Series. As of that date Terrell-Dean Mays Trust owned 6.40% and Gail S. Mays owned 5.85% of the Tennessee Tax-Free Income Series. As of that date B.D. Hughes, Jr. Trust owned 18.67%, Gail S. Mays owned 10.25%, Harry Samuels Trust owned 10.20%, Thomas F. Buchanan, Jr. Owned 5.91% of the Tennessee Tax-Free Short-to-Medium Series.]


                             HOW TO PURCHASE SHARES

Shares of our Trust which are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                        DETERMINATION OF NET ASSET VALUE

We compute the net asset value of the shares of each series separately at the close of trading on the New York Stock Exchange each day the Exchange is open for trading, by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series which are outstanding. The New York Stock Exchange is closed on the following Holidays: New Year's Day (January 1), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Under procedures currently in effect, all series securities for which representative price quotations are not readily available are valued on the basis of appraisals obtained from at least three dealers. The dealers furnishing such appraisals may, but need not, be market makers with respect to the particular issues to which their appraisals relate. Where appraisals are not available for particular Kentucky, North Carolina or Tennessee municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields.

                              HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

Language indicated as being shown by strike out in the typeset document is enclosed in brackets "[" and "]" in the electronic format.

                               REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                            HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.


The average annual total return for the 1, 5 and 10 year periods ended on June 30, 1998 is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula: P(1+T)n = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                          Expressed as a Percentage
                          Based on a Hypothetical
                          $1,000 investment
                          ---------------------------------------
                          Kentucky    Kentucky         North        North        Tennessee       Tennessee     Intermediate
                          Tax-Free    Tax-Free         Carolina     Carolina     Tax-Free        Tax-Free      Government
                          Income      Short-to         Tax-Free     Tax-Free     Income          Short-to      Bond
                          Series      Medium           Income       Short-to     Series          Medium        Series
                                      Series           Series       Medium                       Series
                                                                    Series
                          ---------------------------------------------------------------------------------------------------------
Period                    Average Annual Total Return
One year ended                  7.77%       5.12%          9.99%        5.20%           9.57%         5.26%              9.47%
June 30, 1998

Five years ended                5.89%       4.06%          8.43% (1)    4.98% (2)       7.56% (3)     5.40% (4)          6.07%
June 30, 1998

Ten years ended                 7.93%       5.36%                                                                        7.14% (5)
June 30, 1998

                          Redeemable Value
                          Based on a Hypothetical $1,000
                          Investment at the end of the period
                          -------------------------------------------
                          Kentucky    Kentucky         North         North       Tennessee       Tennessee     Intermediate
                          Tax-Free    Tax-Free         Carolina      Carolina    Tax-Free        Tax-Free      Government
                          Income      Short-to         Tax-Free      Tax-Free    Income          Short-to      Bond
                          Series      Medium           Income        Short-to    Series          Medium        Series
                                      Series           Series        Medium                      Series
                                     Series
                          ---------------------------------------------------------------------------------------------------------

Period
One year ended                 $1,078      $1,051          $1,100       $1,052         $1,096         $1,053            $1,095
June 30, 1998

Five years ended               $1,331      $1,220          $1,237 (1)   $1,136 (2)     $1,391 (3)     $1,213 (4)        $1,343
June 30, 1998

Ten years ended                $2,144      $1,685                                                                       $1,513 (5)
June 30, 1998
1 since inception 11/16/95
2 since inception 11/16/95
3 since inception 12/20/93
4 since inception 11/01/94
5 since inception 7/12/92



Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.


SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 1998 for the Kentucky Tax-Free Income Series was 3.58% and for the Kentucky Short-to-Medium Series was 1.96%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 5.54% and for the Kentucky Short-to-Medium Series was 3.15%. The yield for the 30-day period ending June 30, 1998 for the North Carolina Income Series was 4.31% and for the North Carolina Short-to-Medium Series was 2.68%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.44% and for the North Carolina Short-to-Medium Series was 4.02%. The yield for the 30-day period ending June 30, 1998 for the Tennessee Tax-Free Income Series was 4.13% and for the Tennessee Tax-Free Short-to-Medium Series was 2.30%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 6.10% and for the Tennessee Tax-Free Short-to-Medium Series was 3.40%. The yield for the 30-day period ending June 30, 1998 for the Intermediate Government Bond Series was 4.66%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 1998 for the Kentucky Tax-Free Income Series was 5.04% and for the Kentucky Short-to-Medium Series was 3.97%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 7.70% and for the Kentucky Short-to-Medium Series was 6.12%. The yield for the 30-day period ending June 30, 1998 for the North Carolina Income Series was 4.77% and for the North Carolina Short-to-Medium Series was 3.86%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 7.12% and for the North Carolina Short-to-Medium Series was 5.77%. The yield for the 30-day period ending June 30, 1998 for the Tennessee Tax-Free Income Series was 4.85% and for the Tennessee Tax-Free Short-to-Medium Series was 3.82%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 7.14% and for the Tennessee Tax-Free Short-to-Medium Series was 5.72%.


For the Kentucky, North Carolina and Tennessee Income Series, Kentucky, North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money which is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986 our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser has been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993 and has been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997, for the Tennessee Tax-Free Income Series since its inception December 20, 1993, for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994, for the North Carolina Income Series and for the North Carolina Short-to-Medium Series since their inception November 16, 1995.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                 TAX INFORMATION

                             FEDERAL TAX INFORMATION

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and Kentucky income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Kentucky, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                   EXCISE TAX

The Internal Revenue Code contains a provision which discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                  CAPITAL GAINS

Long term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long term capital gain distributions to individuals will be taxed at the applicable individual tax rate.


                            EXEMPT INTEREST DIVIDENDS

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                TAX EXEMPT BONDS

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                    INCOME SERIES AND SHORT-TO-MEDIUM SERIES

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Kentucky, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

                       INTERMEDIATE GOVERNMENT BOND SERIES

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

                            KENTUCKY TAX INFORMATION

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series, and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

                             INDIANA TAX INFORMATION

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to

Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

                              TEXAS TAX INFORMATION

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

                             FLORIDA TAX INFORMATION

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of
1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional
1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

                            TENNESSEE TAX INFORMATION

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us.

For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

                         NORTH CAROLINA TAX INFORMATION

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                            MATURITY
BOND DESCRIPTION                                                    COUPON    DATE      RATING+         PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
47.31% OF NET ASSETS
Boyle County KY Hospital Revenue-Ephraim McDowell Regional           5.800   4/1/14     Aaa/AAA*       $ 1,000,000     $ 1,074,830
Danville KY Multi-City Lease Revenue                                 6.875  12/1/10     Aaa/AAA*           400,000         450,176
Danville KY Multi-City Lease Revenue-Shelbyville                     6.550   7/1/06     Aaa/AAA*           495,000         552,247
Danville KY Multi-City Lease Revenue-Shelbyville                     6.700   7/1/11     Aaa/AAA*         2,500,000       2,789,050
Daviess County KY Hospital Revenue                                   6.250   8/1/12     Aaa/AAA*         3,000,000       3,261,450
Floyd County KY Hospital Revenue-Low Highland Hospital               7.500   8/1/10       AAA*           1,465,000       1,612,115
Greater Kentucky Housing Assistance Corporation                      5.350   7/1/22     Aaa/AAA*         1,000,000       1,009,520
Greater KY Housing-Tug Fork Apartments                               5.600   1/1/07     Aaa/AAA*           365,000         378,647
Greater KY Housing-Tug Fork Apartments                               6.350   1/1/22     Aaa/AAA*         2,105,000       2,176,802
Greater KY Housing Assistance Corporation                            6.050   7/1/22     Aaa/AAA*         1,435,000       1,476,830
Greater KY Housing Assistance Corporation                            6.100   1/1/24     Aaa/AAA*         4,000,000       4,157,480
Hopkins County KY Hospital Revenue-Trover Clinic Foundation          6.625 11/15/11     Aaa/AAA*         2,000,000       2,195,760
Jefferson County Health Facilities-Alliant Health Systems            5.125  10/1/27     Aaa/AAA*           500,000         493,610
Jefferson County Health Facilities Alliant Health Services           5.125  10/1/17     Aaa/AAA*         4,700,000       4,741,642
Jefferson County Health Facilities Jewish Hospital                   5.700   1/1/21     Aaa/AAA*         8,000,000       8,480,080
Jefferson County KY Capital Projects Corporation Revenue             5.600   4/1/14     Aaa/AAA*         1,000,000       1,062,440
Jefferson County KY Capital Projects Corporation Revenue             5.375   6/1/18     Aaa/AAA*         1,500,000       1,544,280
Jefferson County KY Health Facilities-Jewish Hospital                6.500   5/1/15     Aaa/AAA*         6,380,000       6,984,122
Jefferson County KY Health Facilities University Medical Center      5.500   7/1/17     Aaa/AAA*         6,000,000       6,307,260
Jefferson County KY Hospital Revenue                                 6.436 10/23/14     Aaa/AAA*         4,000,000       4,406,760
Kentucky Counties 1987 Single Family Mortgage Revenue                8.625   9/1/15       AAA*              30,000          30,975
Kentucky Development Finance Authority-Ashland Hospital              6.125   2/1/12     Aaa/AAA*         4,000,000       4,345,600
Kentucky Development Finance Authority-Baptist Hospital              7.625   9/1/11       AAA*           6,930,000       7,118,496
Kentucky Development Finance Authority-Methodist Hospital            5.625   2/1/17       AAA*           6,500,000       6,814,080
Kentucky Development Finance Authority-St Claire Medical             5.625   9/1/21       AAA*           2,500,000       2,596,750
Kentucky Development Finance Authority-St Elizabeth Hospital         5.900  12/1/15     Aaa/AAA*         2,500,000       2,678,325
Kentucky Development Finance Authority St. Clair Medical             5.875   9/1/13       Aaa            2,000,000       2,147,380
Kentucky Economic Development Authority-Baptist Hospital             5.000  8/15/15     Aaa/AAA*           600,000         604,338
Kentucky Economic Development Authority-South Central Nursing        6.000   7/1/27     Aaa/AAA*         3,650,000       4,130,596
Kentucky Housing Corporation                                         6.600   7/1/11     Aaa/AAA*           390,000         429,846
Kentucky Housing Corporation                                         5.700   7/1/17     Aaa/AAA*           500,000         522,755
Kentucky Housing Corporation                                         5.950   7/1/17     Aaa/AAA*           500,000         549,505
Kentucky Housing Corporation                                         6.625   7/1/14     Aaa/AAA*         1,000,000       1,103,080
Kentucky Housing Corporation                                         7.250   1/1/17     Aaa/AAA*         1,415,000       1,564,353
Kentucky Housing Corporation                                         6.600   1/1/11     Aaa/AAA*         1,640,000       1,819,285
Kentucky Housing Corporation                                         5.400   7/1/14     Aaa/AAA*         3,000,000       3,104,640
Kentucky Housing Corporation                                         5.300   7/1/10     Aaa/AAA*         3,000,000       3,130,020
Kentucky Housing Corporation                                         7.125   1/1/10     Aaa/AAA*         3,935,000       4,336,567
Kentucky Housing Corporation                                         6.600   7/1/11     Aaa/AAA*         4,500,000       4,959,765
Kentucky Housing Corporation                                         5.800   1/1/19     Aaa/AAA*         6,755,000       7,034,522
Kentucky Housing Corporation                                         6.500   7/1/17     Aaa/AAA*         6,945,000       7,756,593
Kentucky Housing Corporation                                         6.400   1/1/17     Aaa/AAA*        13,845,000      15,497,262
Kentucky State Turnpike Authority Resource Recovery Revenue          6.000   7/1/09     Aaa/AAA*           740,000         745,550
Lexington-Fayette Urban County Government KY Project Revenue**       5.000  11/1/18       Aaa            6,205,000       6,126,569
Lexington Fayette Urban County Government KY Sewer System            6.350   7/1/07     Aaa/AAA*           400,000         440,336
Lexington Fayette Urban County Government KY Sewer System            6.375   7/1/12     Aaa/AAA*         2,500,000       2,747,575
Lexington Fayette Urban County Government KY Sewer System            6.375   7/1/10     Aaa/AAA*         2,900,000       3,209,865
Louisville & Jefferson County KY Metropolitan Sewer District         5.300  5/15/19     Aaa/AAA*        10,000,000      10,148,900
Louisville & Jefferson County KY Metropolitian Sewer District        5.200  5/15/26     Aaa/AAA*         3,000,000       3,051,000
Louisville KY Parking Authority-River City First Mortgage            5.000  12/1/17     Aaa/AAA*         1,000,000         996,260
Northern Kentucky University Certificates of Participation           7.250   1/1/12     Aaa/AAA*         1,500,000       1,653,930





    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                            MATURITY
BOND DESCRIPTION                                                    COUPON    DATE      RATING+         PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Owensboro KY Water Revenue                                           6.250  9/15/09     Aaa/AAA*       $   800,000     $   866,127
Pike County KY Mortgage Revenue-Phelps Regional Health               5.350  9/20/12       AAA*             320,000         334,259
Radcliff KY Mortgage Revenue-Lincoln Trail Care                      5.650  1/20/19       AAA*           1,555,000       1,633,248
Shelbyville KY Certificate of Participation                          5.150   7/1/18       Aaa            4,165,000       4,190,948
University of Kentucky Consolidated Educational Buildings            5.750   5/1/15     Aaa/AAA*         1,850,000       1,982,090
Warren County KY Hospital Facility Revenue                           5.000   4/1/16     Aaa/AAA*         1,000,000         992,940
                                                                                                                       -----------
                                                                                                                       176,549,431

PUBLIC CORPORATION REVENUE BONDS
15.85% OF NET ASSETS

Boone County KY Certificate of Participation                         7.000 11/15/14        A             5,500,000       6,219,895
Boone County KY Public Property                                      6.250 12/15/12        A1              960,000       1,058,909
Calloway County Public Property Corporation-Courthouse               5.625   3/1/18        A             1,000,000       1,057,940
Campbell County KY Public Property                                   6.250  12/1/15        A               810,000         880,187
Danville KY Multi-City Lease Revenue-Cambellsville                   7.000   4/1/02        NR              310,000         341,000
Danville KY Multi-City Lease Revenue-Mt. Sterling                    7.500   6/1/11        NR              205,000         228,480
Danville KY Multi-City Lease Revenue-Mt. Sterling                    7.375   6/1/07        NR              240,000         268,015
Danville KY Multi-City Lease Revenue-Owensboro Museum                7.050   8/1/11        A               440,000         489,984
Danville KY Multi-City Lease Revenue Housing Authority               6.500   2/1/12        A1            1,170,000       1,286,836
Danville KY Multi-City Lease Revenue Paducah Public Property         7.200   6/1/11        A               500,000         551,685
Danville Multi-City Lease Revenue                                    5.000   9/1/11        NR              545,000         552,494
Jefferson County KY Economic Development Lease Revenue               7.625   7/1/08        A1              100,000         103,563
Jefferson County KY Economic Development Lease Revenue               7.750   7/1/16        A1              500,000         517,940
Jeffersontown KY Certificate of Participation                        5.750  11/1/15        A             1,095,000       1,178,899
Jeffersontown KY Certificate of Participation                        6.500   9/1/09        A             1,400,000       1,577,828
Kenton County Public Properties Corporation-Courthouse Facilities    5.000   3/1/20        A1            2,000,000       1,958,400
Kentucky League of Cities-Middlesboro Series                         6.200   8/1/17       A-*              555,000         608,818
Lexington-Fayette Urban County Government KY Public Parking          6.875   2/1/08        A1              300,000         321,057
Martin County KY Public Property Corporation Revenue                 7.250   9/1/10        NR              150,000         165,317
Martin County KY Public Property Corporation Revenue                 7.250   9/1/11        NR              160,000         176,338
Mt. Sterling KY Lease Revenue-Kentucky League of Cities              6.100   3/1/08        Aa            1,500,000       1,642,965
Mt. Sterling KY Lease Revenue-Kentucky League of Cities              6.200   3/1/18        Aa            5,500,000       6,017,825
Mt. Sterling KY Lease Revenue-Kentucky League of Cities              6.150   3/1/13        Aa           12,000,000      13,158,120
Oldham County KY Public Facilities Construction Corporation          5.250   6/1/17       A-*            1,060,000       1,086,532
Pendleton County KY Multi-County Lease Revenue                       6.500   3/1/19        A*           11,000,000      12,144,110
Richmond KY Public Recreation Corporation Revenue                    7.250  10/1/11        NR              290,000         318,391
Richmond KY Public Recreation Corporation Revenue                    6.750   8/1/13        NR              575,000         640,360
Shelbyville KY Certificate of Participation Revenue Refunding        5.450  10/1/17        NR            1,130,000       1,142,995
Shelbyville KY Certificate of Participation Revenue Refunding        5.350  10/1/13        NR            1,295,000       1,306,474
Somerset KY Municipal Projects Corporation Revenue                   7.500   5/1/99        NR              130,000         132,569
Somerset KY Municipal Projects Corporation Revenue                   7.500   5/1/00        NR              140,000         142,752
Union County KY Public Property Corporation                          6.125   9/1/15        NR              700,000         762,482
Woodford County KY Public Property Corporation Revenue               5.600  11/1/17        A             1,065,000       1,113,734
                                                                                                                       -----------
                                                                                                                        59,152,894

SCHOOL BUILDING REVENUE BONDS
10.97% OF NET ASSETS

Adair County KY School District Finance Corporation                  6.375   3/1/12        A               315,000         349,688
Bell County KY School District Finance Corporation                   6.850   9/1/09        A*              450,000         496,863
Bell County KY School District Finance Corporation                   6.875   9/1/10        A*              675,000         745,794
Boone County KY School District Finance Corporation                  6.000   2/1/18        A             1,000,000       1,076,060
Boone County KY School District Finance Corporation                  5.700   5/1/18        A             2,500,000       2,635,650
Breathitt County KY School District Finance Corporation              6.500   3/1/11        NR              420,000         465,297
Breathitt County KY School District Finance Corporation              6.500   3/1/12        NR              450,000         498,533
Bullitt County KY School District Finance Corporation                6.000   8/1/14        A             1,100,000       1,200,023
Carroll County KY School District Finance Corporation                7.000   7/1/10        A*              270,000         300,140




   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                            MATURITY
BOND DESCRIPTION                                                    COUPON    DATE      RATING+         PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Clark County KY School District Finance Corporation                  6.000   5/1/12        A         $     320,000    $    346,714
Elliott County KY School District Finance Corporation                7.250  11/1/08       A/A*             100,000         109,018
Elliott County KY School District Finance Corporation                7.250  11/1/07       A/A*             115,000         125,534
Estill County KY School District Finance Corporation                 5.875   8/1/16        A             1,780,000       1,936,174
Floyd County KY School District Finance Corporation                  6.000   6/1/14        A             1,000,000       1,097,440
Greenup County KY School District Finance Corporation                6.100   9/1/14       A/A*           1,105,000       1,218,550
Hardin County KY School District Finance Corporation                 6.000   7/1/16        A             1,025,000       1,130,052
Harlan KY Independent School District Finance Corporation            6.000   5/1/15        A               275,000         304,799
Hopkins County KY School District Finance Corporation                6.200   6/1/15        A             2,500,000       2,751,500
Jefferson County School District Finance Corporation                 5.000   2/1/18     Aa3/A+*          2,125,000       2,103,963
Jessamine County KY School District Finance Corporation              6.125   6/1/15        A             1,000,000       1,100,590
Johnson County KY School District Finance Corporation                6.750   3/1/10        A*              300,000         326,787
Johnson County KY School District Finance Corporation                6.750   3/1/11        A*              325,000         353,587
Johnson County KY School District Finance Corporation                5.000   2/1/18        A1            1,015,000       1,021,161
Kenton County KY Public Property Corporation Revenue                 5.700  12/1/15        A             1,305,000       1,363,908
Kenton County KY Public Property Corporation Revenue                 5.700  12/1/16        A             1,380,000       1,441,244
Kentucky State Property & Building Revenue Project #59               5.625  11/1/15      A/A+*           1,000,000       1,057,560
Larue County KY School District Finance Corporation                  6.500  10/1/10        A               290,000         326,523
Laurel County KY School District Finance Corporation                 5.600   3/1/17        A1            1,000,000       1,064,960
Letcher County KY School District Finance Corporation                6.700  10/1/14        A             1,490,000       1,706,065
Martin County KY School District Finance Corporation                 5.500   6/1/15        A             1,650,000       1,734,018
McCreary County KY School District Finance Corporation               6.600  10/1/10        A*              400,000         443,504
McLean County KY School District Finance Corporation                 6.000   6/1/14        NR            1,405,000       1,534,218
Perry County KY School District Finance Corporation                  6.250   7/1/10        A*            1,155,000       1,268,144
Perry County KY School District Finance Corporation                  6.250   7/1/12        A*            1,305,000       1,423,703
Pike County KY School District Finance Corporation                   6.200   8/1/10        A               305,000         331,541
Pike County KY School District Finance Corporation                   6.200   8/1/11        A               325,000         353,282
Powell County KY School District Finance Corporation                 5.900   8/1/16        A*            1,185,000       1,283,865
Scott County KY School District Finance Corporation                  5.900   6/1/16       A/A*           3,450,000       3,720,722
Simpson County KY School District Finance Corporation                6.700   1/1/11       A/A*             175,000         189,623
                                                                                                                      ------------
                                                                                                                        40,936,797

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
9.79% OF NET ASSETS

Ashland KY Pollution Control Revenue-Ashland Oil Project             6.650   8/1/09       Baa1           8,835,000       9,714,966
Campbellsville KY Industrial Revenue-Campbellsville College          6.950   3/1/15        NR            1,150,000       1,276,190
Campbellsville KY Industrial Revenue-Campbellsville College          6.000   3/1/17        NR            1,920,000       2,043,859
Carroll County KY Collateralized Pollution Control Revenue           6.250   2/1/18     Aa2/AA-*         1,000,000       1,074,710
Elsmere KY Industrial Development Revenue-Courtaulds plc             6.750   4/1/10        NR            2,000,000       2,235,920
Jefferson County KY Pollution Control-Louisville Gas                 7.450  6/15/15     Aa2/AA*          1,750,000       1,911,700
Jefferson County KY Pollution Control-Louisville Gas                 5.625  8/15/19     Aa2/AA*          7,150,000       7,445,080
Jefferson County KY Pollution Control Revenue-E I DuPont             6.300   7/1/12     Aa3/AA*          3,500,000       3,905,370
Kentucky League of Cities-Ashland Series                             6.250   8/1/17       A-*            1,550,000       1,709,588
Meade County KY Pollution Control Revenue-Olin Corporation           6.000   7/1/07        NR              750,000         779,655
Mercer County KY Collateralized Pollution Control Revenue            6.250   2/1/18     Aa2/AA-*         2,500,000       2,705,825
Middlesboro KY Industrial Building Revenue-Fern Lake Project         6.200  12/1/02        NR              615,000         663,770
Muhlenberg County KY Collateralized Pollution Control Revenue        6.250   2/1/18     Aa2/AA*          1,000,000       1,082,330
                                                                                                                      ------------
                                                                                                                        36,548,963

STATE AGENCY REVENUE BONDS
3.75% OF NET ASSETS

Kentucky Higher Education Student Loan                               9.250   6/1/01     Aa/AA-*            180,000         205,517
Kentucky Infrastructure Authority                                    7.625   8/1/04        A*               20,000          21,318
Kentucky Infrastructure Authority                                    7.750   8/1/02        A*               40,000          42,694
Kentucky Infrastructure Authority                                    6.375   8/1/14        A*              700,000         785,421
Kentucky Infrastructure Authority                                    5.750   8/1/13        A*              900,000         960,696





   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                            MATURITY
BOND DESCRIPTION                                                    COUPON    DATE      RATING+         PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
Kentucky Infrastructure Authority                                    5.750   8/1/18        A*       $    1,500,000   $   1,586,520
Kentucky Infrastructure Authority                                    5.375   2/1/18        A             2,000,000       2,052,820
Kentucky Infrasturcture Authority                                    5.000   6/1/17      A2/A*           1,035,000       1,027,444
Kentucky State Property & Buildings Commission Project #40           6.875  11/1/07      A/A+*           3,250,000       3,604,445
Kentucky State Property & Buildings Commission Project #54           6.000   9/1/12      A/A+*           1,450,000       1,561,578
Kentucky State Property & Buildings Commission Project #56           6.000   9/1/14       A/A*           1,000,000       1,085,550
Kentucky State Property & Buildings Commission Project #59           5.700  11/1/14       A/A*           1,000,000       1,067,010
                                                                                                                     -------------
                                                                                                                        14,001,013

PREREFUNDED AND ESCROWED TO MATURITY BONDS
3.73% OF NET ASSETS

Kentucky Development Finance Authority-Sisters of Charity            6.500  11/1/07      A1/A+*          2,000,000       2,185,660
Kentucky Development Finance Authority-Sisters of Charity            6.750  11/1/12      A1/A+*         10,160,000      11,181,588
Kentucky Infrastructure Authority                                    6.000   8/1/11     Aaa/AAA*            90,000          95,146
Shelbyville KY Public Property Recreational Corporation              6.900  10/1/12        NR              400,000         448,664
                                                                                                                     -------------
                                                                                                                        13,911,058

HOSPITAL AND HEALTHCARE REVENUE BONDS
3.34% OF NET ASSETS

Christian County KY Hospital Revenue-Jennie Stuart Medical           5.800   7/1/11       A-*              270,000         292,143
Christian County KY Hospital Revenue-Jennie Stuart Medical           6.000   7/1/13       A-*            2,870,000       3,103,130
Christian County KY Hospital Revenue-Jennie Stuart Medical           6.000   7/1/17       A-*            4,000,000       4,259,960
Jefferson County KY Health Facilities Jewish Hospital                5.700   1/1/11     A1/AA-*          1,200,000       1,303,764
Jefferson County KY Medical Center Services Revenue                  7.300   5/1/09        A               400,000         416,320
Kentucky Development Finance Association-Green River                 6.000  11/1/10       Aa3            1,000,000       1,115,550
Kentucky Economic Development Finance Authority-Catholic Health      5.000  12/1/18     Aa2/AA*          2,000,000       1,967,240
                                                                                                                     -------------
                                                                                                                        12,458,107

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.99% OF NET ASSETS

Erlanger KY Public Property Revenue-Fire Protection                  7.400  11/1/08       BBB+              75,000          82,750
Erlanger KY Public Property Revenue-Fire Protection                  7.400  11/1/09       BBB+             100,000         110,331
Floyd County KY Public Property Revenue-Justice Center               6.125   9/1/18        A             1,240,000       1,362,351
Jefferson Oldham & Bullitt Counties KY Home Mortgage                 0.750  11/1/14        A1               10,000          11,227
Kentucky Housing Corporation                                         7.625   1/1/09     Aaa/AAA*           220,000         227,515
Kentucky Housing Corporation                                         7.400   1/1/10     Aaa/AAA*         2,290,000       2,482,566
Kentucky Housing Corporation                                         7.550   1/1/16     Aaa/AAA*         2,910,000       3,163,054
                                                                                                                     -------------
                                                                                                                         7,439,794

MUNICIPAL UTILITY REVENUE BONDS
1.78% OF NET ASSETS

Cynthiana KY Waterworks & Sewer Revenue                              6.400   1/1/07      BBB-*             575,000         636,945
Danville KY Multi-City Lease Revenue-Ashland Utilities               6.750   4/1/12      BBB+*             915,000       1,021,781
Danville KY Multi-City Lease Revenue-Hopkinsville                    6.875   6/1/12       Baa1           2,170,000       2,645,576
Franklin KY Water & Sewer Revenue Refunding                          6.200  12/1/11       Baa            1,000,000       1,082,990
Grayson KY Utility Revenue                                           7.375   2/1/10        NR              320,000         336,368
Hardin County KY Water District Number 1 Water Revenue               7.400   9/1/06        A                85,000          92,848
Hardin County KY Water District Number 1 Water Revenue               7.400   9/1/07        A                90,000          98,310
Hardin County KY Water District Number 1 Water Revenue               7.400   9/1/08        A               100,000         109,233
Hardin County KY Water District Number 1 Water Revenue               7.400   9/1/09        A               105,000         113,865
Pendleton County KY Multi-County Lease Revenue                       7.450   3/1/04       AA*              245,000         268,905
Wurtland KY Sewer System Revenue                                     7.700  10/1/04       A+*              200,000         222,460
                                                                                                                     -------------
                                                                                                                         6,629,281

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                            MATURITY
BOND DESCRIPTION                                                    COUPON    DATE      RATING+         PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL REVENUE BONDS
 .69% OF NET ASSETS

Junction City KY College Revenue-Center College Project              5.875   4/1/17        A2          $ 1,000,000   $   1,086,760
KY Interlocal Transportation Equipment Lease Revenue                 6.000  12/1/20        A               400,000         432,312
Richmond KY Court Facilities Corporation Revenue                     5.250   2/1/19        A3            1,035,000       1,055,162
                                                                                                                     -------------
                                                                                                                         2,574,234

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
 .35% OF NET ASSETS

University of Louisville Health & Eduation                           6.000   11/1/13       A2            1,180,000       1,289,351
                                                                                                                     -------------
                                                                                                                         1,289,351
KENTUCKY TURNPIKE AUTHORITY REVENUE BONDS
 .06% OF NET ASSETS

Kentucky State Turnpike Authority Toll Road Revenue                  8.500   7/1/04       A/A*             205,000         213,200
                                                                                                                     -------------
                                                                                                                           213,200

Total Investments (cost $347,447,026)(a) - 99.61% of Net Assets                                                      $ 371,704,123
                                                                                                                     =============

      * Standard and Poor's Corporation
     ** Security purchased on a delayed
        delivery basis.

     NR Not Rated

        All other ratings by Moody's Investors Service, Inc.

      + Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                       Unrealized appreciation                       $  24,279,399
                                                                       Unrealized depreciation                             (22,302)
                                                                                                                     -------------
                                                                       Net unrealized appreciation                   $  24,257,097
                                                                                                                     =============







   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998

ASSETS:
Investments in securities, at value (Cost: $347,447,026)                                                            $ 371,704,123
Cash                                                                                                                    4,274,169
Interest receivable                                                                                                     7,107,194
Receivable for investments sold                                                                                           925,000
                                                                                                           -----------------------
      Total assets                                                                                                    384,010,486

LIABILITIES:
Payable for:
   Investments purchased                                                                       $ 6,142,143
   Distributions                                                                                 4,433,347
   Fund shares redeemed                                                                             69,500
   Management fee                                                                                  131,865
   Transfer agent                                                                                   36,971
   Other fees                                                                                       44,052
                                                                                       --------------------
      Total liabilities                                                                                                10,857,878
                                                                                                           -----------------------

NET ASSETS:
Net assets consist of:
Capital                                                                                                             $ 350,308,043
Net accumulated realized losses on investment transactions                                                             (1,412,532)
Net unrealized appreciation in value of investments                                                                    24,257,097
                                                                                                           -----------------------
Net assets at value                                                                                                 $ 373,152,608
                                                                                                           =======================

NET ASSET VALUE, offering price and redemption price per share
          ($373,152,608 / 48,755,882 shares outstanding)                                                            $        7.65
                                                                                                           =======================

===================================================================================================================================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

Net investment income:
      Interest income                                                                                                $ 20,249,056
                                                                                                           -----------------------
      Expenses:
         Investment advisory fees                                                                                       1,529,994
         Transfer agent                                                                                                   427,498
         Professional fees                                                                                                 84,845
         Trustee fees                                                                                                      44,364
         Other expenses                                                                                                   105,353
                                                                                                           -----------------------
         Total expenses                                                                                                 2,192,054
                                                                                                           -----------------------
Net investment income                                                                                                  18,057,002
                                                                                                           -----------------------
Realized and unrealized gain on investments
      Net realized gain                                                                                                 2,653,620
      Net increase in unrealized appreciation                                                                           5,303,172
                                                                                                           -----------------------
Net realized and unrealized gain on investments                                                                         7,956,792
                                                                                                           -----------------------
Net increase in net assets resulting from operations                                                                 $ 26,013,794
                                                                                                           =======================




    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1998 AND 1997

                                                                   1998                   1997
                                                               -----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                    $  18,057,002         $  16,663,220
      Net realized gain on investments                             2,653,620                25,632
      Net increase in unrealized appreciation                      5,303,172             4,996,899
                                                               -----------------------------------

   Net increase in net assets resulting from operations           26,013,794            21,685,751
   Distributions to shareholders                                 (18,057,002)          (16,663,220)
   Net fund share transactions                                    37,891,984            27,252,574
                                                               -----------------------------------

Total increase                                                    45,848,776            32,275,105

Net assets:
   Beginning of year                                             327,303,832           295,028,727
                                                               -----------------------------------
   End of year                                                 $ 373,152,608         $ 327,303,832
                                                               ===================================


================================================================================



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                     For the years ended June 30,
                                               -----------------------------------------------------------------------------
                                                    1998            1997           1996             1995            1994
                                               -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR              $      7.47     $      7.35     $      7.29     $      7.21     $      7.60
                                               -----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                               0.39            0.40            0.40            0.40            0.41
   Net gains or losses on securities
      (both realized and unrealized)                   0.18            0.12            0.06            0.13           (0.34)
                                               -----------------------------------------------------------------------------
Total from investment operations                       0.57            0.52            0.46            0.53            0.07
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                    --              --              --           (0.05)          (0.05)
   Distributions (from net investment income)         (0.39)          (0.40)          (0.40)          (0.40)          (0.41)
                                               -----------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $      7.65     $      7.47     $      7.35     $      7.29     $      7.21
                                               ============================================================================
Total return                                           7.77%           7.14%           6.38%           6.90%           0.75%
Net assets, end of year (in thousands):         $   373,153     $   327,304     $   295,029     $   269,355     $   257,132
Ratio of expenses to average net assets                0.62%           0.63%           0.62%           0.63%           0.69%
Ratio of net investment income to
   average net assets                                  5.14%           5.32%           5.39%           5.60%           5.82%
Portfolio turnover                                    11.80%           6.64%           4.29%          18.05%          30.53%


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                              MATURITY
BOND DESCRIPTION                                                   COUPON        DATE     RATING+      PAR VALUE     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------

STATE AND LOCAL REVENUE BONDS
16.38% OF NET ASSETS

KY Interlocal Transportation Equipment Lease                         4.550     12/1/00      AA-*       $ 361,000      $ 365,512
KY Interlocal Transportation Equipment Lease                         6.000      3/1/00      A/A*         500,000        521,060
KY Interlocal Transportation Equipment Lease                         4.750     12/1/00     Aa/AA*        718,000        718,000
KY Interlocal Transportation Equipment Lease                         5.900      3/1/99      A/A*         950,000        969,219
KY Interlocal Transportation Equipment Lease                         4.500     12/1/00      AA-*       1,432,000      1,496,325
Mt Sterling KY Lease Revenue  KY League of Cities  Series:A          5.625      3/1/03       Aa        4,500,000      4,794,570
                                                                                                                      ---------
                                                                                                                      8,864,686

INSURED MUNICIPAL REVENUE BONDS
14.88% OF NET ASSETS

Covington KY Municipal Properties Corporation 1ST Mortgage           5.200      8/1/07    Aaa/AAA*       855,000        911,020
Greater KY Housing Assistance Corporation Mortgage Revenue           6.250      1/1/05    Aaa/AAA*     1,020,000      1,066,114
Jefferson County KY Capital Project Corporation Lease                5.500      4/1/05    Aaa/AAA*       365,000        392,623
KY Turnpike Authority Economic Development Road Revenue              5.500      7/1/07    Aaa/AAA*     3,000,000      3,264,030
Lexington-Fayette Urban County Government  Ky Alumni Association**   5.000     11/1/09      Aaa        1,360,000      1,409,980
Northern KY University Certificate of Participation                  4.500     12/1/04    Aaa/AAA*     1,000,000      1,009,960
                                                                                                                      ---------
                                                                                                                      8,053,727

STATE AND LOCAL MORTGAGE REVENUE BONDS
14.77% OF NET ASSETS

KY Housing Corporation Housing Revenue                               4.850      7/1/04    Aaa/AAA*     1,700,000      1,764,464
KY Housing Corporation Housing Revenue                               5.300      1/1/04    Aaa/AAA*     2,250,000      2,372,715
KY Housing Corporation Housing Revenue                               5.150      7/1/07    Aaa/AAA*     2,500,000      2,628,475
Louisville KY Multi-Family Housing Revenue-Station House Square      5.125     7/15/19       A1        1,220,000      1,226,100
                                                                                                                      ---------
                                                                                                                      7,991,754

STATE AND LOCAL REVENUE BONDS
11.26% OF NET ASSETS

KY Higher Education Student Loan                                     6.050     12/1/98    Aa/AA-*        150,000        151,995
KY Higher Education Student Loan                                     4.550      6/1/99    Aa/AA-*      1,000,000      1,013,020
KY Higher Education Student Loan                                     6.400      6/1/00    A1/AA-*      1,835,000      1,909,648
KY Infrastructure Authority Revolving Fund Program                   5.900      6/1/99      A/A*         215,000        219,857
KY Property & Building Commission Revenue  Project#53                5.900     10/1/99      A/A*         170,000        175,498
KY Property & Building Commission Revenue Project #40 2nd            6.400     11/1/01     A2/A+*        500,000        539,035
KY State Property & Building Community Revenue  Project#55           4.700      9/1/04     A2/A+*      2,030,000      2,084,546
                                                                                                                      ---------
                                                                                                                      6,093,599

PREREFUNDED BONDS
9.88% OF NET ASSETS

Covington KY Municipal Properties Corporation 1ST Mortgage           8.250      8/1/10       NR          500,000        517,305
Danville KY Multi-City Lease Revenue  Hopkinsville                   6.100      6/1/00      Baa1         140,000        146,721
Danville KY Multi-City Lease Revenue  Hopkinsville                   6.200      6/1/01      Baa1         165,000        175,791
Owensboro KY Electric Light & Power Revenue                         10.500      1/1/04      AAA*       3,770,000      4,505,150
                                                                                                                      ---------
                                                                                                                      5,344,967

PUBLIC CORPORATION REVENUE BONDS
5.35% OF NET ASSETS

Danville KY Multi-City Lease  Jefferson Housing Authority            5.750      2/1/00       A1          150,000        155,297
Danville KY Mutli-City Lease Revenue  Owensboro                      4.650      7/1/00       A           340,000        346,440
Jeffersontown KY Certificate of Participation                        4.450     11/1/00       A           555,000        562,098
Louisville KY Public Properties Corporation Revenue                  5.500      4/1/99     A/A-*         350,000        356,682
Shelbyville Certificates of Participation Refinancing                4.900     10/1/07       NR        1,455,000      1,472,664
                                                                                                                      ---------
                                                                                                                      2,893,181



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
KENTUCKY MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                              MATURITY
BOND DESCRIPTION                                                   COUPON        DATE     RATING+      PAR VALUE     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------------

ESCROWED TO MATURITY BONDS
5.04% OF NET ASSETS
Danville KY Multi-City Lease Revenue  Mount Sterling                 6.800      9/1/99    Aaa/AAA*      $ 75,000       $ 83,183
KY Development Finance Authority Hospital-St Clair                   6.150      9/1/98       NR          325,000        327,031
KY Property & Building Commission Revenue  Project#34                7.000     12/1/98    Aaa/A+*        500,000        509,165
KY Turnpike Authority Economic Development Road Revenue              7.000     5/15/99    Aaa/AAA*     1,750,000      1,809,920
                                                                                                                   ------------
                                                                                                                      2,729,299

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.50% OF NET ASSETS

University Of Louisville KY Consolidated Education Building          5.200      5/1/04    A1/AA-*      1,000,000      1,054,920
University of Louisville KY Consolidated Education Building          4.700      5/1/00    A1/AA-*      1,350,000      1,378,256
                                                                                                                   ------------
                                                                                                                      2,433,176

HOSPITAL AND HEALTH CARE REVENUE BONDS
4.26% OF NET ASSETS

Christian County KY Hospital  Jennie Stuart Medical Center           5.250      7/1/03      A-*          200,000        207,488
KY Development Finance Authority-Sisters of Charity                  6.000     11/1/00     A1/A+*      2,000,000      2,100,080
                                                                                                                   ------------
                                                                                                                      2,307,568

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.18% OF NET ASSETS

Ashland KY Pollution Control Revenue-Ashland Oil                     7.375      7/1/09      BAA1       1,370,000      1,478,888
Meade County KY Pollution Control Revenue-Olin Corporation           6.000      7/1/07       NR          755,000        784,853
                                                                                                                   ------------
                                                                                                                      2,263,740

KENTUCKY TURNPIKE AUTHORITY REVENUE BONDS
3.74% OF NET ASSETS

KY Turnpike Authority Economic Development Road Revenue              5.100      1/1/99     A/A+*       2,000,000      2,023,400
                                                                                                                   ------------
                                                                                                                      2,023,400
COUNTY AND SCHOOL REVENUE BONDS
2.12% OF NET ASSETS

Hardin County KY Building Commission Revenue                         5.750      7/1/01       NR        1,000,000      1,014,670
Muhlenberg Co KY School District Finance Corporation                 4.900      8/1/98       A           130,000        130,256
                                                                                                                   ------------
                                                                                                                      1,144,926

MUNICIPAL UTILITY REVENUE BONDS
 .10% OF NET ASSETS

Ashland KY Utility Revenue                                           7.000      4/1/99       BBB+*     50,000.00         51,281
                                                                                                                   ------------
                                                                                                                         51,281
                                                                                                                   ------------
Total Investments (cost $50,553,450)(a) - 96.44% of Net Assets                                                     $ 52,195,304
                                                                                                                   ============


     *  Standard and Poor's Corporation
    **  Security purchased on a delayed delivery basis.

    NR  Not Rated

        All other ratings by Moody's Investors Service, Inc.

     +  Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                    Unrealized appreciation                        $  1,904,926
                                                                    Unrealized depreciation                            (263,072)
                                                                                                                   ------------
                                                                    Net unrealized appreciation                    $  1,641,854
                                                                                                                   ============






    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998

ASSETS:
Investment in securities, at value (Cost: $50,553,450)                                                $ 52,195,304
Cash                                                                                                     1,476,945
Interest receivable                                                                                      1,033,223
Receivable for investments sold                                                                          1,290,000
                                                                                                    ---------------
      Total assets                                                                                      55,995,472

LIABILITIES:
Payable for:
   Investments purchased                                                                 $1,416,970
   Distributions                                                                            186,837
   Fund shares redeemed                                                                     235,620
   Management fee                                                                            22,090
   Transfer agent                                                                             5,795
   Other fees                                                                                 4,516
                                                                                       -------------
      Total liabilities                                                                                  1,871,828
                                                                                                    ---------------


NET ASSETS:
Net assets consist of:
Capital                                                                                               $ 53,167,465
Net accumulated realized losses on investment transactions                                                (685,675)
Net unrealized appreciation in value of investments                                                      1,641,854
                                                                                                    ---------------
Net assets at value                                                                                   $ 54,123,644
                                                                                                    ===============

NET ASSET VALUE, offering price and redemption price per share
                 ($54,123,644 / 10,268,698 shares outstanding)                                        $       5.27
                                                                                                    ===============

-------------------------------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

Net investment income:
      Interest income                                                                                 $  2,572,032
                                                                                                    ---------------
      Expenses:
         Investment advisory fees                                                                          268,875
         Transfer agent                                                                                     70,530
         Professional fees                                                                                  14,281
         Trustee fees                                                                                        6,863
         Other expenses                                                                                     35,100
                                                                                                    ---------------
         Total expenses                                                                                    395,649
                                                                                                    ---------------
Net investment income                                                                                    2,176,383
                                                                                                    ---------------
Realized and unrealized gain (loss) on investments
      Net realized loss                                                                                    (73,155)
      Net increase in unrealized appreciation                                                              571,918
                                                                                                    ---------------
Net realized and unrealized gain on investments                                                            498,763
                                                                                                    ---------------
Net increase in net assets resulting from operations                                                  $  2,675,146
                                                                                                    ===============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1998 AND 1997


                                                                                     1998                 1997
                                                                         -----------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                      $ 2,176,383          $ 2,474,776
      Net realized loss on investments                                               (73,155)            (188,198)
      Net increase in unrealized appreciation                                        571,918              459,373
                                                                         -----------------------------------------
   Net increase in net assets resulting from operations                            2,675,146            2,745,951
   Distributions to shareholders                                                  (2,176,383)          (2,474,776)
   Net fund share transactions                                                      (204,548)         (13,015,798)
                                                                         -----------------------------------------
Total increase (decrease)                                                            294,215          (12,744,623)
Net assets:
   Beginning of year                                                              53,829,429           66,574,052
                                                                         -----------------------------------------
   End of year                                                                  $ 54,123,644         $ 53,829,429
                                                                         =========================================

==================================================================================================================


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:


                                                             For the years ended June 30,
                                               -------------------------------------------------------
                                                   1998        1997      1996      1995      1994
                                               -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                 $5.22       $5.20     $5.18     $5.17     $5.29
                                               -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                            0.21        0.22      0.21      0.21      0.21
   Net gains or losses on securities
   (both realized and unrealized)                   0.05        0.02      0.02      0.02     (0.12)
                                               -------------------------------------------------------
Total from investment operations                    0.26        0.24      0.23      0.23      0.09
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                 --          --        --     (0.01)       --
   Distributions (from net investment income)      (0.21)      (0.22)    (0.21)    (0.21)    (0.21)
                                               -------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $5.27       $5.22     $5.20     $5.18     $5.17
                                               =======================================================
Total return                                        5.12%       4.59%     4.51%     4.27%     1.71%
Net assets, end of year (in thousands)           $54,124     $53,829   $66,574   $57,064   $69,550
Ratio of expenses to average net assets             0.74%       0.72%     0.75%     0.72%     0.72%
   Before expense reimbursement                     0.74%       0.72%     0.75%     0.72%     0.72%
Ratio of net investment income to
   average net assets                               4.05%       4.11%     4.04%     4.00%     3.92%
   After expense reimbursement                      4.05%       4.11%     4.04%     4.00%     3.92%
Portfolio turnover                                 20.98%      20.03%    57.80%     4.07%    17.62%

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                                  MATURITY
BOND DESCRIPTION                                                          COUPON    DATE     RATING+      PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
44.62% OF NET ASSETS

Catawba County NC Hospital Revenue-Catawba Memorial                         6.000   10/1/17  Aaa/AAA*      $ 100,000      $ 107,838
Charlotte NC Convention Facilities Project Series C                         5.000   12/1/21  Aaa/AAA*         20,000         19,435
Craven County NC General Obligation School Building Revenue                 5.500    6/1/14  Aaa/AAA*         40,000         42,510
Craven NC Regional Medical Auth Health Care Facs Revenue                    5.625   10/1/17  Aaa/AAA*         10,000         10,537
Cumberland County NC Hospital Facilities Revenue                            6.000   10/1/21  Aaa/AAA*         90,000         94,228
Elizabeth City NC Housing Developement Mortgage Revenue                     6.125    4/1/23     Aa           140,000        148,596
Fayetteville NC Public Works Community Revenue Bond                         5.100    3/1/15  Aaa/AAA*        400,000        406,556
Gaston County NC Public Facilities Project Certificate of Participation     5.250   12/1/16  Aaa/AAA*        850,000        878,925
Greenville NC Housing Developement Corp Series A                            5.800    7/1/24  Aaa/AAA*         40,000         42,277
NC Central University Housing System Revenue                                5.800   11/1/18  Aaa/AAA*         50,000         53,570
NC Central University Housing System Revenue                                5.800   11/1/20  Aaa/AAA*         60,000         64,234
NC Eastern Municipal Power Agency Power System Revenue                      5.750    1/1/19  Aaa/AAA*        100,000        103,714
NC Eastern Municipal Power Agency Power System Revenue                      5.700    1/1/15  Aaa/AAA*        345,000        372,152
NC Housing Finance Agency Multi-Family Refunding Series A                   5.800    7/1/13  Aaa/AAA*         10,000         10,649
NC Housing Finance Agency Multi-Family Refunding Series A                   5.900    7/1/20  Aaa/AAA*         40,000         41,875
NC Medical Care Community Hospital Revenue-High Point                       5.000   10/1/12  Aaa/AAA*        350,000        352,370
NC Medical Care Community Hospital Revenue-Memorial Mission                 6.000   10/1/22  Aaa/AAA*         15,000         15,989
NC Medical Care Community Hospital Revenue-St Joseph                        5.100   10/1/14  Aaa/AAA*          5,000          5,076
NC Medical Care Community Hospital Revenue-Stanly Hospital                  5.375   10/1/14  Aaa/AAA*         50,000         51,852
NC Medical Care Community Hospital Revenue-Wilson Memorial                  5.625   11/1/18  Aaa/AAA*         80,000         84,482
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    5.000    1/1/15  Aaa/AAA*          5,000          5,022
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    5.750    1/1/15  Aaa/AAA*         35,000         36,809
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    5.750    1/1/20  Aaa/AAA*         50,000         52,460
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    5.125    1/1/17  Aaa/AAA*        550,000        553,563
New Hanover County NC Certificate of Participation                          5.000   12/1/17  Aaa/AAA*        250,000        250,420
New Hanover County NC Hospital Revenue                                      5.750   10/1/26  Aaa/AAA*        100,000        107,195
Onslow County NC General Obligation School Improvement                      5.700    3/1/12  Aaa/AAA*         10,000         10,815
Pitt County NC Public Facilities Certificate of Participation               5.850    4/1/17  Aaa/AAA*        100,000        108,119
Union County NC Enterprise System Revenue                                   5.500    6/1/21  Aaa/AAA*        245,000        255,256
University of NC at Wilmington Dorm & Dining System Revenue                 5.400    1/1/18  Aaa/AAA*        120,000        124,980
Winston Salem NC State University Revenue Student Services                  5.400    6/1/12  Aaa/AAA*         10,000         10,527
                                                                                                                        -----------
                                                                                                                          4,422,031

HOSPITAL AND HEALTHCARE REVENUE BONDS
23.86% OF NET ASSETS

Charlotte-Mecklenburg NC Health Care System                                 6.375    1/1/09  Aa3/AA*           5,000          5,445
Charlotte-Mecklenburg NC Health Care System                                 6.250    1/1/20  Aa3/AA*          25,000         26,823
Charlotte-Mecklenburg NC Health Care System                                 5.875   1/15/26  Aa3/AA*          50,000         52,975
Charlotte-Mecklenburg NC Health Care System                                 5.750   1/15/21  Aa3/AA*         250,000        263,503
NC Medical Care Community Hospital Revenue-Baptist Hospital                 6.375    6/1/14  Aa3/AA*          45,000         48,976
NC Medical Care Community Hospital Revenue-Baptist Hospital                 6.000    6/1/22   Aa/AA*          75,000         80,090
NC Medical Care Community Hospital Revenue-Carolina Medicorp                5.500    5/1/15  Aa3/AA*          70,000         72,246
NC Medical Care Community Hospital Revenue-Duke Univ Hospital               5.250    6/1/17  Aa3\AA*         900,000        910,413
NC Medical Care Community Hospital Revenue-Duke University Hospital         5.250    6/1/21  Aa3/AA*         150,000        151,541
NC Medical Care Community Hospital Revenue-Gaston Memorial                  5.500   2/15/19   A2/A+*         150,000        153,137
NC Medical Care Community Hospital Revenue-Presbyterian                     5.500   10/1/14   Aa/AA*          35,000         36,352
Pitt County NC Memorial Hospital Refunding                                  5.375   12/1/10  Aa/AA-*          10,000         10,570
Pitt County NC Memorial Hospital Revenue                                    5.500   12/1/15  Aa/AA-*         325,000        339,307
University of NC at Chapel Hill Hospital Revenue                            6.000   2/15/24   Aa/AA*         100,000        106,350
University of NC at Chapel Hill Hospital Revenue                            5.250   2/15/19  Aa3/AA*         105,000        106,820
                                                                                                                        -----------
                                                                                                                          2,364,548


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                                  MATURITY
BOND DESCRIPTION                                                          COUPON    DATE     RATING+      PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
9.54% OF NET ASSETS

Lenoir NC Housing Authority Mortgage Revenue                                5.700   8/20/24    AAA*        $ 100,000    $   103,751
NC Housing Finance Agency Home Ownership Revenue                            5.000    7/1/11  Aa2/AA*         250,000        253,153
NC Housing Finance Agency Homeownership Revenue                             5.125    7/1/13  Aa2/AA*         100,000        100,848
NC Housing Finance Agency Single Family Refunding Series CC                 5.950    9/1/17   Aa/AA*          20,000         21,293
NC Housing Finance Agency Single Family Revenue Series II                   6.200    3/1/16  Aa2/AA*         100,000        107,987
NC Housing Finance Agency Single Family Revenue Series KK                   5.875    9/1/17  Aa2/AA*          90,000         94,424
NC Housing Finance Agency Single Family Revenue Series Y                    6.300    9/1/15  Aaa/AA*         145,000        160,124
Vance County NC Housing Mortgage Revenue Henderson Project                  6.150    3/1/22    Aa2           100,000        103,608
                                                                                                                        -----------
                                                                                                                            945,188

MUNICIPAL UTILITY REVENUE BONDS
8.45% OF NET ASSETS

Charlotte NC General Obligation Water & Sewer Revenue                       5.400    4/1/15  Aaa/AAA*         20,000         21,165
Charlotte NC Water & Sewer System Revenue                                   5.250   12/1/21   Aa/AA*         355,000        365,029
Morrisville NC General Obligation Water & Sewer Revenue                     5.600    6/1/15   A/A+*           35,000         37,739
NC Eastern Municipal Power Agency Power System Revenue                      5.875    1/1/13  Baa/BBB*         50,000         52,375
NC Eastern Municipal Power Agency Power System Revenue                      5.500    1/1/17  Aaa/AAA*        150,000        154,266
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    6.000    1/1/20   A3/A-*         100,000        100,000
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    6.250    1/1/17   A3/A-*         100,000        107,130
                                                                                                                        -----------
                                                                                                                            837,704

PREREFUNDED AND ESCROWED TO MATURITY BONDS
4.45% OF NET ASSETS

Charlotte-Mecklenburg NC Health Care System Prerefunded                     6.250    1/1/20    AA*            30,000         32,905
NC Eastern Municipal Power Agency Power System Revenue                      6.000    1/1/26  AAA/BBB*         15,000         17,380
NC Medical Care Community Hospital Revenue-Presbyterian                     6.125   10/1/14  Aa3/AA*         135,000        147,720
NC Medical Care Community Hospital Revenue-Rex Hospital                     6.125    6/1/10   A1/A+*          50,000         55,027
NC Medical Care Community Hospital Revenue-Rex Hospital                     6.250    6/1/17   A1/A+*         115,000        127,196
NC Municipal Power Agency No. 1 Catawba Electric Revenue                    6.250    1/1/17   A3/A-*          55,000         61,237
                                                                                                                        -----------
                                                                                                                            441,465

PUBLIC CORPORATION REVENUE BONDS
3.60% OF NET ASSETS

Charlotte NC Certificate of Participation Law Project B                     5.375    6/1/13  Aa1/AA*         100,000        104,004
Durham County NC Jail Facilities & Computer Equipment                       6.625    5/1/14  Aa1/AA*          20,000         21,847
Greensboro NC Coliseum Complex Improvement Project Series A                 5.700   12/1/10   A1/AA*          55,000         60,295
Monroe NC Combined Enterprise System Revenue                                6.000    3/1/19    A/A*          100,000        107,621
Shelby NC Combined Enterprise System Revenue                                5.625    5/1/14   A/A-*           20,000         21,102
Shelby NC Combined Enterprise System Revenue                                5.625    5/1/14   A/A-*           40,000         41,969
                                                                                                                        -----------
                                                                                                                            356,838

COUNTY GENERAL OBLIGATION BONDS
3.10% OF NET ASSETS

Durham County NC Certificate of Participation                               5.000    5/1/14  Aa1/AA*         300,000        301,845
Forsyth County NC General Obligation Public Improvement                     5.600    8/1/09  Aa1/AAA*          5,000          5,360
                                                                                                                        -----------
                                                                                                                            307,205

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.11% OF NET ASSETS

Greenville NC Enterprise System Revenue                                     6.000    9/1/10   A1/A+*         100,000        110,256
                                                                                                                        -----------
                                                                                                                            110,256




    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                                  MATURITY
BOND DESCRIPTION                                                          COUPON    DATE     RATING+      PAR VALUE    MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
LOCAL GENERAL OBLIGATION BONDS
 .05% OF NET ASSETS

High Point NC Unlimited General Obligation Revenue Bond                     5.600    3/1/13   Aa/AA*         $ 5,000        $ 5,370
                                                                                                                        -----------
                                                                                                                              5,370

Total Investments (cost $9,466,982)(a) - 98.78% of Net Assets                                                           $ 9,790,605
                                                                                                                        ============

          *   Standard and Poor's Corporation
         NR   Not Rated

              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                          Unrealized appreciation                       $   325,877
                                                                          Unrealized depreciation                            (2,254)
                                                                                                                        -----------
                                                                          Net unrealized appreciation                   $   323,623
                                                                                                                        ===========










    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998



ASSETS:
Investments in securities, at value (Cost $9,466,982)                                         $ 9,790,605
Cash                                                                                              108,610
Interest receivable                                                                               123,931
Receivable from Advisor                                                                             2,787
                                                                                              -----------
      Total assets                                                                             10,025,933

LIABILITIES:
Payable for:
   Distributions                                                           $106,232
   Management fee                                                             4,027
   Transfer agent                                                             1,208
   Other fees                                                                 3,273
                                                                           --------
      Total liabilities                                                                           114,740
                                                                                              -----------


NET ASSETS:
Net assets consist of:
Capital                                                                                       $ 9,600,180
Net accumulated realized losses on investment transactions                                        (12,610)
Net unrealized appreciation in value of investments                                               323,623
                                                                                              -----------
Net assets at value                                                                           $ 9,911,193
                                                                                              ===========
NET ASSET VALUE, offering price and redemption price per share
           ($9,911,193 / 916,032 shares outstanding)                                          $     10.82
                                                                                              ===========

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the year ended June 30, 1998

Net investment income:
      Interest income                                                                         $   338,572
                                                                                              -----------
      Expenses:
         Investment advisory fees                                                                  32,367
         Transfer agent                                                                             9,710
         Professional fees                                                                          1,995
         Trustee fees                                                                                 753
         Other expenses                                                                             4,373
                                                                                              -----------
         Total expenses                                                                            49,198
         Expenses reimbursed by Investment Advisor                                                (27,686)
                                                                                              -----------
Net investment income                                                                             317,060
                                                                                              -----------
Realized and unrealized gain (loss) on investments
      Net realized loss                                                                            (9,023)
      Net increase in unrealized appreciation                                                     249,438
                                                                                              -----------
Net realized and unrealized gain on investments                                                   240,415
                                                                                              -----------
Net increase in net assets resulting from operations                                          $   557,475
                                                                                              ===========

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 1998 and 1997


                                                                                1998                    1997
                                                                             ----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                  $  317,060              $  114,159
      Net realized loss on investments                                           (9,023)                 (2,782)
      Net increase in unrealized appreciation                                   249,438                  83,328
                                                                             ----------------------------------
   Net increase in net assets resulting from operations                         557,475                 194,705
   Distributions to shareholders                                               (317,060)               (114,159)
   Net fund share transactions                                                6,084,478               2,442,372
                                                                             ----------------------------------
Total increase                                                                6,324,893               2,522,918
Net assets:
   Beginning of year                                                          3,586,300               1,063,382
                                                                             ----------------------------------
   End of year                                                               $9,911,193              $3,586,300
                                                                             ==================================

================================================================================


DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding


                                                                                    For the years ended June 30,
                                                                              ---------------------------------------
                                                                               1998            1997           1996(a)
                                                                              ---------------------------------------
Net Asset Value, beginning of year                                            $10.33           $9.88          $10.00
                                                                              ---------------------------------------
Income From Investment Operations:
   Net investment income                                                        0.53            0.54            0.32
   Net gains or losses on securities
      (both realized and unrealized)                                            0.49            0.45           (0.12)
                                                                              ---------------------------------------
Total from investment operations                                                1.02            0.99            0.20
Less Distributions:
   Distributions (from net investment income)                                  (0.53)          (0.54)          (0.32)
                                                                              ---------------------------------------
Net Asset Value, end of year                                                  $10.82          $10.33           $9.88
                                                                              =======================================
Total return (b)                                                                9.99%          10.18%           3.23%
Net assets, end of year (in thousands)                                        $9,911          $3,586          $1,063
Ratio of expenses to average net assets (b)                                     0.33%           0.25%           0.18%
   Before expense reimbursement (b)                                             0.76%           0.81%           2.47%
Ratio of net investment income to average net assets (b)                        4.47%           4.72%           3.27%
   After expense reimbursement (b)                                              4.90%           5.29%           0.98%
Portfolio turnover                                                             16.77%          24.13%          22.83%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                             MATURITY
BOND DESCRIPTION                                                    COUPON      DATE  RATING+        PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
25.60% OF NET ASSETS

Asheville NC Certificate of Participation  Series B                  4.300     6/1/02 Aaa/AAA*        $ 25,000        $ 25,323
Burke County NC General Obligation                                   6.250     3/1/00 Aaa/AAA*          50,000          52,432
Columbus County NC Refunding General Obligation                      4.500     2/1/99 Aaa/AAA*          10,000          10,104
NC Medical Care Community Hospital-High Point Health System          4.400    10/1/03 Aaa/AAA*          50,000          50,889
New Hanover County NC Water & Sewer District Refunding               4.600     8/1/98 Aaa/AAA*          20,000          20,041
North Carolina Municipal Power Agency  No.1 Catawba Electric         5.500     1/1/01 Aaa/AAA*          70,000          72,291
Richmond County NC Certificate of Participation                      4.800     6/1/99 Aaa/AAA*          20,000          20,307
Sanford NC Refunding-Water & Sewer General Obligation                4.500     3/1/00  Aaa/A+*          15,000          15,306
University North Carolina Charlotte Student Activity Center          5.000     6/1/99 Aaa/AAA*          20,000          20,374
Wilkes County NC Refinancing                                         5.250     6/1/06 Aaa/AAA*         250,000         264,490
Winston-Salem State Unviersity Student Services Fee                  5.200     6/1/99 Aaa/AAA*          10,000          10,201
                                                                                                                        ------
                                                                                                                       561,758

PREREFUNDED  BONDS
24.17% OF NET ASSETS

Buncombe County NC General Obligation                                7.000     3/1/10   AAA*            30,000          31,357
Charlotte NC Certificate of Participation Convention Center          6.750    12/1/21 Aaa/AAA*         200,000         222,534
Charlotte NC General Obligation                                      6.750     6/1/07 Aaa/AAA*          10,000          10,527
Charlotte NC General Obligation                                      6.900    10/1/06 Aaa/AAA*          25,000          27,241
Franklin County NC Certificates of Participation Jail & School       6.000     6/1/02 Aaa/AAA*          15,000          16,140
North Carolina Eastern Municipal Power System Revenue                7.500     1/1/21 Aaa/BBB*          25,000          26,090
North Carolina Medical Care Community Health Care Facility           7.250    2/15/19 Aaa/AAA*          30,000          31,348
North Carolina State University-Raleigh Parking Systems              6.600     6/1/01    A1             10,000          10,523
Pitt County NC Revenue-Pitt County Memorial Hospital                 6.900    12/1/21 Aaa/AA-*           5,000           5,576
Polk County NC General Obligation                                    6.700     5/1/11 Aaa/AAA*          40,000          43,887
University of North Carolina Parking Systems                         6.600     6/1/01  A1/AA*          100,000         105,023
                                                                                                                       -------
                                                                                                                       530,246

LOCAL GENERAL OBLIGATION BONDS
18.40% OF NET ASSETS

Asheville NC Certificate of Participation  Series:A                  4.600     6/1/05   A1/A*           50,000          51,188
Charlotte NC Certificate of Participation Equipment Aquisition       4.350     9/1/00    AA*            70,000          71,200
Charlotte NC Certificate of Participation Governmental Equipment     5.050     9/1/99    AA*            55,000          56,201
Charlotte NC Water & Sewer General Obligation                        5.250     4/1/99 Aaa/AAA*          10,000          10,186
Concord NC General Obligation                                        6.750     3/1/99  Aa/A+*           20,000          20,522
Durham NC Certificate of Participation                               5.100     6/1/05  Aa3/AA*         100,000         105,968
Forsyth County NC Refunding General Obligation                       4.600     3/1/01 Aa1/AAA*          15,000          15,416
Greensboro NC Refunding General Obligation                           4.600     3/1/00 Aa1/AAA*          25,000          25,560
Rocky Mount NC General Obligation                                    6.100     5/1/01   A/A+*           25,000          26,572
Surf City NC Refunding General Obligation                            5.400     3/1/01   BBB-*           20,000          20,850
                                                                                                                        ------
                                                                                                                       403,663

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.99% OF NET ASSETS

NC Education Facility Finance Agency (St Augustine College)          4.450    10/1/02    AA*           100,000         101,153
University of North Carolina  Utlity System Revenue                  4.900     8/1/03  Aa2/AA*          50,000          52,121
                                                                                                                        ------
                                                                                                                       153,274

HOSPITAL AND HEALTHCARE REVENUE BONDS
6.35% OF NET ASSETS

NC Medical Care Community Hospital-Baptist Hospital                  5.400     6/1/01  Aa/AA-*          10,000          10,500
NC Medical Care Community Hospital-Presbytarian Health               4.600    10/1/99  Aa3/AA*          10,000          10,155







    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                             MATURITY
BOND DESCRIPTION                                                    COUPON     DATE   RATING+        PAR VALUE        MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
NC Medical Care Community Hospital-Presbytarian Health               5.350    10/1/01  Aa/AA*         $ 25,000     $    26,252
NC Medical Care Community Hospital-Presbytarian Health               5.000    10/1/02  Aa3/AA*          40,000          41,643
NC Medical Care Community Hospital-Rex Hospital                      4.900     6/1/99  A1/A+*           50,000          50,786
                                                                                                                   -----------
                                                                                                                       139,336

COUNTY GENERAL OBLIGATION BONDS
6.15% OF NET ASSETS

Caldwell County NC General Obligation                                6.000     2/1/05   A1/A*           50,000          51,723
Forsyth County NC General Obligation                                 6.700     3/1/04 Aa1/AAA*          30,000          32,215
Guildford County NC General Obligation                               5.250     4/1/99 Aa1/AA+*          10,000          10,181
Mecklenburg County NC Refunding General Obligation                   5.200     3/1/99 Aaa/AAA*          20,000          20,327
Union County NC School General Obligation                            5.800     3/1/99  A1/A+*           20,000          20,386
                                                                                                                   -----------
                                                                                                                       134,832

MUNICIPAL UTILITY REVENUE BONDS
5.91% OF NET ASSETS

Buncombe County NC Water & Sewer Revenue                             6.100     7/1/01   A/A+*           25,000          26,581
North Carolina Municipal Agency  Number 1 Catawba Electric           6.000     1/1/04  A3/A-*           25,000          26,886
Orange County NC Water & Sewer Authority Revenue Refunding           4.250     7/1/01  Aa/AA*            5,000           5,077
Winston-Salem NC Water & Sewer Revenue Refunding                     4.300     6/1/03  Aa2/AA*          70,000          71,084
                                                                                                                   -----------
                                                                                                                       129,628

STATE GENERAL OBLIGATION BONDS
2.39% OF NET ASSETS

North Carolina State General Obligation                              5.000     6/1/03 Aaa/AAA*          50,000          52,485
                                                                                                                   -----------
                                                                                                                        52,485
ESCROWED TO MATURITY BONDS
1.97% OF NET ASSETS

Durham NC General Obligation                                         7.000     5/1/00 Aaa/AAA*          40,000          43,239
                                                                                                                   -----------
                                                                                                                        43,239
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.40% OF NET ASSETS

North Carolina Housing Finance Agency Single Family                  4.750     3/1/02  Aa/AA*           30,000          30,811
                                                                                                                   -----------
                                                                                                                        30,811

Total Investments (cost $2,145,700)(a) - 99.33% of Net Assets                                                      $ 2,179,272
                                                                                                                   ===========

          *   Standard and Poor's Corporation
         NR   Not Rated
              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                                   Unrealized appreciation         $    45,074
                                                                                   Unrealized depreciation              11,502
                                                                                                                   -----------
                                                                                   Net unrealized appreciation     $    33,572
                                                                                                                   ===========







    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998


ASSETS:
Investments in securities,at value (Cost: $2,145,700)                                          $2,179,272
Interest receivable                                                                                23,794
Receivable from Advisor                                                                            10,170
                                                                                               ----------
      Total assets                                                                              2,213,236

LIABILITIES:
Cash overdraft                                                            $3,541
Payable for:
   Distributions                                                           7,397
   Transfer agent                                                          5,233
   Other fees                                                              3,098
                                                                          ------
      Total liabilities                                                                            19,269
                                                                                               ----------
NET ASSETS:
Net assets consist of:
Capital                                                                                        $2,163,656
                                                                                               ----------
Net accumulated realized losses on investment transactions                                         (3,261)
Net unrealized appreciation in value of investments                                                33,572
Net assets at value                                                                            $2,193,967
                                                                                               ==========

NET ASSET VALUE, offering price and redemption price per share
           ($2,193,967 / 214,334 shares outstanding)                                           $    10.24
                                                                                               ==========

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the year ended June 30, 1998

Net investment income:
      Interest income                                                                          $   70,096
                                                                                               ----------
      Expenses:
         Investment advisory fees                                                                   8,143
         Transfer agent                                                                             2,443
         Professional fees                                                                          1,321
         Trustee fees                                                                                 202
         Other expenses                                                                             1,949
                                                                                               ----------
         Total expenses                                                                            14,058
         Expenses Reimbursed by Investment Advisor                                                 (7,346)
                                                                                               ----------
Net investment income                                                                              63,384
                                                                                               ----------
Realized and unrealized gain (loss) on investments
      Net realized loss                                                                              (804)
      Net increase in unrealized appreciation                                                      18,639
                                                                                               ----------
Net realized and unrealized gain on investments                                                    17,835
                                                                                               ----------
Net increase in net assets resulting from operations                                           $   81,219
                                                                                               ==========

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended June 30, 1998 and 1997


                                                                                 1998               1997
                                                                              ----------------------------
Increase in net assets:
   Operations:
      Net investment income                                                   $   63,384        $   56,681
      Net realized loss on investments                                              (804)           (1,015)
      Net increase in unrealized appreciation                                     18,639            16,178
                                                                              ----------------------------
   Net increase in net assets resulting from operations                           81,219            71,844
   Distributions to shareholders                                                 (63,384)          (56,681)
   Net fund share transactions                                                   717,742           284,529
                                                                              ----------------------------
Total increase                                                                   735,577           299,692
Net assets:
   Beginning of year                                                           1,458,390         1,158,698
                                                                              ----------------------------
   End of year                                                                $2,193,967        $1,458,390
                                                                              ============================


--------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:


                                                                                    For the years ended June 30,
                                                                               --------------------------------------
                                                                                1998           1997           1996(a)
                                                                               --------------------------------------
Net Asset Value, beginning of year                                             $10.12          $9.99          $10.00
                                                                               --------------------------------------
Income From Investment Operations:
   Net investment income                                                         0.40           0.41            0.24
   Net gains or losses on securities
      (both realized and unrealized)                                             0.12           0.13           (0.01)
Total from investment operations                                                 0.52           0.54            0.23
Less Distributions:
   Distributions (from net investment income)                                   (0.40)         (0.41)          (0.24)
                                                                               --------------------------------------
Net Asset Value, end of year                                                   $10.24         $10.12           $9.99
                                                                               ======================================
Total return (b)                                                                 5.20%          5.49%           3.79%
Net assets, end of year (in thousands)                                         $2,194         $1,458          $1,159
Ratio of expenses to average net assets (b)                                      0.41%          0.23%           0.16%
   Before expense reimbursement (b)                                              0.86%          0.82%           1.78%
Ratio of net investment income to average net assets (b)                         3.44%          3.46%           2.47%
   After expense reimbursement (b)                                               3.89%          4.06%           0.85%
Portfolio turnover                                                              14.89%         17.20%          17.18%
(a) Commencement of operations November 16, 1995.
(b) Annualized for periods less than a year.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                               MATURITY
BOND DESCRIPTION                                                     COUPON      DATE   RATING+        PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

INSURED MUNICIPAL REVENUE BONDS
46.10% OF NET ASSETS
Bristol TN Health & Educational Facilities Bristol Memorial Hospital   5.250     9/1/21 Aaa/AAA*       $ 400,000         $ 402,580
Chattanooga/Hamilton County TN Hospital Revenue Erlanger               5.625    10/1/18 Aaa/AAA*          30,000            31,163
Chattanooga/Hamilton County TN Hospital Revenue Erlanger               5.000    10/1/18 Aaa/AAA*         800,000           792,896
Clarksville TN Water Sewer & Gas Refunding & Improvement               6.250     2/1/18 Aaa/AAA*         200,000           215,080
Clarksville TN Water Sewer & Gas Revenue                               5.650     2/1/17    Aaa           200,000           212,604
Franklin TN Industrial Development Board Landings Apartment            5.550    10/1/08 Aaa/AAA*          50,000            54,142
Franklin TN Industrial Development Board Landings Apartment            5.900    10/1/16 Aaa/AAA*         800,000           845,296
Gatlinburg TN Public Building Authority  Convention Center             6.900    12/1/12 Aaa/AAA*          90,000           100,046
Greater Tennessee Housing Assistance Refunding                         7.250     7/1/24 Aaa/AAA*           5,000             5,554
Jackson TN Hospital Revenue Refunding & Improvement                    5.625     4/1/15 Aaa/AAA*         310,000           326,715
Knox County TN Health Educational & Housing Facility Baptist           5.500    4/15/17   AAA*         1,315,000         1,369,441
Knox County TN Health Educational & Housing Facility Ft Sanders        6.250     1/1/13 Aaa/AAA*          10,000            11,491
Knox County TN Health Educational & Housing Facility Ft Sanders        5.650     1/1/08 Aaa/AAA*          20,000            21,200
Knox County TN Health Educational & Housing Facility Ft Sanders        5.250     1/1/23 Aaa/AAA*         400,000           404,196
Knox County TN Health Educational & Housing Facility Mercy Health      5.875     9/1/15 Aaa/AAA*          15,000            16,406
Knox County TN Health Educational & Housing Facility Mercy Health      6.000     9/1/19 Aaa/AAA*         100,000           107,088
Knox County TN Utility District Water & Sewer                          5.625    12/1/19    Aaa           400,000           426,368
Knox County/Chapman TN Utility District Water & Sewer                  6.000     1/1/14 Aaa/AAA*          40,000            43,851
Knoxville TN Development Corp Housing Revenue Morningside              6.100    7/20/20   AAA*           500,000           528,175
Lauderdale County TN General Obligation Bond                           6.000     4/1/13 Aaa/AAA*          20,000            21,688
Lawrence County TN Public Improvements General Obligation              6.300     3/1/08 Aaa/AAA*          50,000            55,003
Memphis Shelby County TN Airport Revenue Refunding                     5.650     9/1/15 Aaa/AAA*          55,000            57,837
Metropolitan Nashville & Davidson County TN General Obligation         5.125   11/15/27 Aaa/AAA*         750,000           749,393
Metropolitan Nashville & Davidson County TN Stadium Project            5.750     7/1/14 Aaa/AAA*         100,000           107,695
Metropolitan Nashville & Davidson County TN Stadium Project            5.875     7/1/21 Aaa/AAA*         350,000           376,912
Metropolitan Nashville & Davidson County TN Water & Sewer              5.000     1/1/18 Aaa/AAA*         200,000           199,014
Metropolitan Nashville TN Airport Refunding & Improvement              5.000     7/1/15 Aaa/AAA*         300,000           302,697
Metropolitan Nashville TN Airport Series C                             6.625     7/1/07 Aaa/AAA*          30,000            33,001
Metropolitan Nashville TN Airport Series C                             6.600     7/1/15 Aaa/AAA*         120,000           130,698
Milan TN Special School District                                       6.750     4/1/13 Aaa/AAA*          60,000            69,221
North Anderson TN Utility District Waterworks Revenue                  5.600     1/1/15 Aaa/AAA*         100,000           106,321
Oak Ridge TN Industrial Development Board Gardens**                    5.250    8/20/18   AAA*           655,000           659,493
Sevier County TN Public Buildings Auth Solid Waste Facility            5.600     9/1/15 Aaa/AAA*         100,000           105,206
Shelby County TN Health & Educational Housing Methodist                5.000     4/1/18 Aaa/AAA*       1,000,000           993,710
Shelby County TN Health Educational & Housing Heritage Place           6.900     7/1/14 Aaa/AAA*         150,000           172,101
Shelby County TN Health Educational & Housing Methodist                5.300     8/1/15 Aaa/AAA*         800,000           822,248
Sullivan County TN Health Educational & Housing Holston                5.750    2/15/13 Aaa/AAA*         130,000           138,206
Tennessee Housing Development Agency Homeownership Program             5.900     7/1/17 Aaa/AAA*          35,000            36,779
Tennessee Housing Development Agency Mortgage Finance Program          5.900     7/1/18 Aaa/AAA*         100,000           105,928
Tennessee Housing Development Agency Mortgage Finance Program          5.850     7/1/13 Aaa/AAA*         100,000           106,474
Tennessee Housing Development Agency Mortgage Finance Program          6.200     7/1/18 Aaa/AAA*         755,000           821,931
Tennessee Local Development Authority Student Loan Program             5.125     3/1/16 Aaa/AAA*         350,000           354,634
Tennessee Local Development Authority Student Loan Program             5.125     3/1/22 Aaa/AAA*       1,000,000         1,007,890
                                                                                                                        ----------
                                                                                                                        13,448,372

STATE AND LOCAL MORTGAGE REVENUE BONDS
13.85% OF NET ASSETS

Knoxville TN Development Corp Housing Revenue Clinton Tower            6.650   10/15/10    A*            285,000           309,159
Memphis TN Health Education & Housing Board Hunters Trace              6.250     6/1/13  Aa/AAA*          55,000            56,420
Memphis TN Health Education & Housing Board River Trace II             6.250    10/1/13    Aaa            50,000            55,043
Memphis TN Health Education & Housing Board Riverdale Plaza            6.350    7/20/28   AAA*           300,000           326,454
Metropolitan Nashville & Davidson County TN Dandridge Tower            6.375     1/1/11    A*            200,000           225,152
Metropolitan Nashville & Davidson County TN Hermitage Apts             5.900     2/1/19    A*            395,000           413,893
Murfreesboro TN Housing Authority Westbrooks Towers Project            5.875    1/15/10    A*            310,000           325,320



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                               MATURITY
BOND DESCRIPTION                                                     COUPON      DATE   RATING+        PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------

Shelby County TN Health Educational & Housing Corners Apts             6.000     1/1/17     A          $ 250,000         $ 262,108
Shelby County TN Health Educational & Housing Harbour Apts             6.000    4/15/24    A*             50,000            51,736
Shelby County TN Health Educational & Housing Harbour Apts             5.750    4/15/11    A*            100,000           103,600
Shelby County TN Health Educational & Housing Harbour Apts             6.000    4/15/18    A*            125,000           129,467
Shelby County TN Health Educational & Housing Windsor Apts             6.750    10/1/17    AA*           355,000           395,104
Tennessee Housing Development Agency Homeownership Program             6.700     7/1/12  Aa2/AA*          85,000            94,027
Tennessee Housing Development Agency Homeownership Program             5.850     1/1/11  Aa2/AA*         200,000           213,738
Tennessee Housing Development Agency Mortgage Finance Program          5.700     1/1/08  A1/A+*          100,000           106,690
Tennessee Housing Development Agency Mortgage Finance Program          5.850     7/1/13  A1/A+*          125,000           131,061
Tennessee Housing Development Agency Mortgage Finance Program          5.900     7/1/18  A1/A+*          800,000           842,584
                                                                                                                         ---------
                                                                                                                         4,041,556

COUNTY GENERAL OBLIGATION BONDS
11.12% OF NET ASSETS

Marshall County TN General Obligation                                  5.600     6/1/14    A*              5,000             5,167
Marshall County TN General Obligation                                  5.700     6/1/09     A             25,000            25,928
Metropolitan Nashville & Davidson County TN Limited Obligation         7.000     9/1/11   A1*/A          180,000           198,686
Rutherford County TN General Obligation                                5.000     4/1/17 Aa3/AA-*         500,000           499,355
Shelby County TN General Obligation Refunding Revenue                  5.625     4/1/14  Aa/AA+*          80,000            85,295
Shelby County TN Health Educational & Housing Cameron Kirby            5.900     7/1/18    A*          1,500,000         1,561,605
Williamson County TN General Obligation                                5.600     9/1/10    Aa             45,000            48,677
Williamson County TN Rural School Building Revenue                     5.800     3/1/12    Aa            100,000           108,546
Wilson County TN Certificates of Participation                         6.125    6/30/10     A            410,000           449,381
Wilson County TN Unlimited General Obligation                          5.750     6/1/17 Aaa/AAA*         250,000           260,310
                                                                                                                         ---------
                                                                                                                         3,242,950

MUNICIPAL UTILITY REVENUE BONDS
5.54% OF NET ASSETS

Atoka TN Water & Sewer Revenue                                         7.000     2/1/11    NR             50,000            50,633
Knoxville TN Gas System Revenue                                        5.400     3/1/15  Aa3/AA*         100,000           103,152
Knoxville TN Gas System Revenue Refunding & Improvement                5.900     3/1/12  A1/AA*           25,000            26,468
Knoxville TN Waste Water System Revenue                                5.100     4/1/18  Aa3/AA*         435,000           436,288
Memphis TN Sanitary Sewer System Revenue                               5.750    10/1/14  Aa/AA*          100,000           106,150
Memphis TN Water Revenue                                               6.000     1/1/12  Aa/AA*          140,000           150,977
Metropolitan Nashville & Davidson County TN Electric System            5.625    5/15/14  Aa/AA*          500,000           529,285
Metropolitan Nashville & Davidson County TN Water & Sewer              5.500     1/1/16   A1/A*          185,000           185,818
Mount Juliet TN Public Building Revenue Utility District               7.550     2/1/14    A3             25,000            26,115
                                                                                                                         ---------
                                                                                                                         1,614,886

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.47% OF NET ASSETS

Anderson County TN Health Facilities Methodist Hospital                5.650     7/1/07    A1            155,000           163,789
Metropolitan Nashville & Davidson County TN H&E Multi Modal            5.500     5/1/23    AA*         1,290,000         1,328,957
Signal Mountain TN Health Educational & Housing Alexian Villiage       7.500     1/1/19    A2             15,000            16,089
Sumner County TN Health Educational & Housing Sumner Health            7.500    11/1/14    A-*            75,000            88,046
                                                                                                                         ---------
                                                                                                                         1,596,881

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.05% OF NET ASSETS

Metropolitan Nashville & Davidson County TN Belmont University         6.300    12/1/14   Baa3            10,000            10,938
Metropolitan Nashville & Davidson County TN Vanderbilt                 6.500     5/1/16  Aa3/AA*          80,000            86,691
Metropolitan Nashville & Davidson County TN Vanderbilt                 6.000    10/1/16  Aa3/AA*         130,000           139,874
Metropolitan Nashville & Davidson County TN Vanderbilt                 5.375     7/1/18  Aa3/AA*       1,200,000         1,235,664
                                                                                                                         ---------
                                                                                                                         1,473,167




  The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                               MATURITY
BOND DESCRIPTION                                                     COUPON      DATE   RATING+        PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
STATE GENERAL OBLIGATION AND AGENCY REVENUE BONDS
3.94% OF NET ASSETS

Hamilton County TN Multifamily Housing Revenue                         6.700     3/1/21    A*          $ 450,000         $ 502,799
Knoxville TN Development Corp Housing Revenue Clinton Tower            6.600   10/15/07    A*            350,000           378,858
Shelby County TN General Olbigation Refunding                          5.875     3/1/07 Aa2/AA+*          15,000            15,950
Tennessee Local Development Authority Student Loan Program             5.750     3/1/11  A2/AA-*         200,000           214,622
Tennessee State School Board Authority Higher Educational Facilities   6.250     5/1/17  A1/AA*           35,000            37,691
                                                                                                                      ------------
                                                                                                                         1,149,920

PREREFUNDED AND ESCROWED TO MATURITY BONDS

3.83% OF NET ASSETS

Jackson TN Water & Sewer Revenue                                       7.200    7/1/12  Aaa/AAA*          10,000            12,276
Metropolitan Nashville & Davidson County TN Electric System            6.000    5/15/12  Aa/AA*           30,000            32,523
Metropolitan Nashville & Davidson County TN Electric System            6.000    5/15/17  Aa/AA*          345,000           374,011
Metropolitan Nashville & Davidson County TN Water & Sewer              6.500    12/1/14 Aaa/AAA*          60,000            70,739
Shelby County TN General Obligation                                    5.875     3/1/07   AA+*            35,000            37,235
Shelby County TN General Obligation Public Improvement Series A        6.000     3/1/13  Aa/AA+*          30,000            32,414
Shelby County TN School Building Revenue                               5.900     3/1/12  Aa/AA+*          10,000            10,775
Shelby County TN School Building Revenue                               6.000     3/1/13  Aa/AA+*          35,000            37,817
Shelby County TN School Building Revenue                               5.950     3/1/19  Aa/AA+*          40,000            43,080
Shelby County TN School Building Revenue                               5.900     3/1/16  Aa/AA+*          50,000            53,766
Shelby County TN School Building Revenue                               5.950     3/1/17  Aa/AA+*         100,000           107,701
Shelby County TN School Building Revenue                               5.800     4/1/19  Aa/AA+*         100,000           109,052
Shelby County TN School Building Revenue                               5.875     3/1/12  Aa/AA+*         150,000           161,490
Tipton County TN General Obligation High School                        6.650     4/1/14 Aaa/AAA*          30,000            33,539
                                                                                                                      ------------
                                                                                                                         1,116,418

LOCAL GENERAL OBLIGATION BONDS

2.94% OF NET ASSETS

Chattanooga TN General Obligation                                      6.000     8/1/11  A1/AA-*         110,000           119,345
Collierville TN General Obligation Improvement                         5.900     5/1/12    A1             30,000            32,790
Johnson City TN General Obligation                                     5.500     5/1/20 Aaa/AAA*         300,000           313,197
Memphis TN General Obligation Improvement                              5.500    10/1/10  Aa/AA*           20,000            21,000
Metropolitan Nashville & Davidson County TN General Obligation         5.875    5/15/26  Aa/AA*          100,000           107,390
Metropolitan Nashville & Davidson County TN General Obligation         5.625    5/15/17  Aa/AA*          250,000           264,337
                                                                                                                      ------------
                                                                                                                           858,059

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS

2.22% OF NET ASSETS

Chattanooga TN Industrial Development Board F L Haney Co               7.200    8/15/10   AAA*            20,000            24,685
Chattanooga TN Industrial Development Board F L Haney Co               7.200    2/15/09   AAA*            25,000            30,413
Chattanooga TN Industrial Development Board F L Haney Co               7.200    8/15/09   AAA*            25,000            30,683
Chattanooga TN Industrial Development Board F L Haney Co               7.200    2/15/10   AAA*           100,000           122,795
Cookeville TN Industrial Development Board General Hospital            5.625    10/1/16    A*            200,000           209,098
Franklin TN Industrial Development Board Sussex Downs LTD              6.250     6/1/07   AAA*            30,000            33,811
Maury County TN Pollution Control Revenue Saturn Corporation Project   6.500     9/1/24   A2/A*          100,000           112,009
TN Local Development Authority Community Provider Pooled Loan Program  7.000    10/1/11    A-*             5,000             5,569
TN Local Development Authority Community Provider Pooled Loan Program  6.250    10/1/09    A-*            30,000            33,026
TN Local Development Authority Community Provider Pooled Loan Program  6.450    10/1/14    A-*            40,000            44,188
                                                                                                                      ------------
                                                                                                                           646,277



  The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                               MATURITY
BOND DESCRIPTION                                                     COUPON      DATE   RATING+        PAR VALUE       MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------


RENTAL AND MUNICIPAL LEASE REVENUE BONDS

1.05% OF NET ASSETS

Memphis Shelby County TN Airport Revenue Refunding FedX                6.750     9/1/12 Baa/BBB*       $ 155,000      $    170,562
Memphis Shelby County TN Airport Special Facilities Revenue            7.875     9/1/09 Baa/BBB*         120,000           135,872
                                                                                                                      ------------
                                                                                                                           306,434
                                                                                                                      ------------

Total Investments (cost $28,323,914)(a) - 101.11% of Net Assets                                                       $ 29,494,920
                                                                                                                      =============

          *   Standard and Poor's Corporation
        * *   Security purchased on a delayed delivery basis.
        NR  Not Rated
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                                    Unrealized appreciation           $  1,176,676
                                                                                    Unrealized depreciation                 (5,670)
                                                                                                                      ------------
                                                                                    Net unrealized appreciation       $  1,171,006
                                                                                                                      ============


  The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998


ASSETS:
Investments in securities, at value (Cost: $28,323,914)                                            $ 29,494,920
Cash                                                                                                     92,312
Interest receivable                                                                                     541,985
Receivable from advisor                                                                                   6,119
                                                                                                  --------------
      Total assets                                                                                   30,135,336

LIABILITIES:
Payable for:
   Investments purchased                                                                $ 657,579
   Distributions                                                                          270,645
   Fund shares redeemed                                                                     1,500
   Management fee                                                                          11,849
   Transfer agent                                                                           3,337
   Other fees                                                                              18,367
                                                                                        ----------
      Total liabilities                                                                                 963,277
                                                                                                  --------------


NET ASSETS:
Net assets consist of:
Capital                                                                                            $ 28,007,504
Net accumulated capital gain distributions in excess of realized gains
   on investment transactions                                                                            (6,451)
Net unrealized appreciation in value of investments                                                   1,171,006
                                                                                                  --------------
Net assets at value                                                                                $ 29,172,059
                                                                                                  ==============

NET ASSET VALUE, offering price and redemption price per share
                       ($29,172,059 / 2,658,680 shares outstanding)                                $      10.97
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998


Net investment income:
      Interest income                                                                              $  1,049,218
                                                                                                  --------------
      Expenses:
         Investment advisory fees                                                                        96,775
         Transfer agent                                                                                  28,469
         Professional fees                                                                                4,050
         Trustee fees                                                                                     2,292
         Other expenses                                                                                  12,025
                                                                                                  --------------
         Total expenses                                                                                 143,611
         Expenses reimbursed by Investment Advisor                                                      (56,512)
                                                                                                  --------------
Net investment income                                                                                   962,119
                                                                                                  --------------
Realized and unrealized gain on investments
      Net realized gain                                                                                  18,613
      Net increase in unrealized appreciation                                                           679,328
                                                                                                  --------------
Net realized and unrealized gain on investments                                                         697,941
                                                                                                  --------------
Net increase in net assets resulting from operations                                               $  1,660,060
                                                                                                  ==============



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1998 AND 1997


                                                                          1998                1997
                                                                   -----------------------------------
Increase in net assets:
   Operations:
      Net investment income                                           $   962,119         $   530,200
      Net realized gain on investments                                     18,613               5,962
      Net increase in unrealized appreciation                             679,328             306,580
                                                                   -----------------------------------

   Net increase in net assets resulting from operations                 1,660,060             842,742
   Capital gains distributed to shareholders                              (17,066)                  0
   Distributions to shareholders                                         (962,119)           (530,200)
   Net fund share transactions                                         14,812,946           5,309,898
                                                                   -----------------------------------
Total increase                                                         15,493,821           5,622,440
Net assets:
   Beginning of year                                                   13,678,238           8,055,798
                                                                   -----------------------------------
   End of year                                                        $29,172,059         $13,678,238
                                                                   ===================================

------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding


                                                                                  For the year ended June 30,
                                                         ---------------------------------------------------------------------
                                                                   1998         1997         1996         1995         1994(a)
                                                         ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                $10.53       $10.17       $10.05        $9.51       $10.00
                                                         ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.54         0.54         0.54         0.54         0.28
   Net gains or losses on securities
      (both realized and unrealized)                                0.45         0.36         0.12         0.54        (0.49)
                                                         ---------------------------------------------------------------------
Total from investment operations                                    0.99         0.90         0.66         1.08        (0.21)
LESS DISTRIBUTIONS:
   Distributions (from capital gains)                              (0.01)
   Distributions (from net investment income)                      (0.54)       (0.54)       (0.54)       (0.54)       (0.28)
                                                         ---------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                      $10.97       $10.53       $10.17       $10.05        $9.51
                                                         =====================================================================
Total return(b)                                                     9.57%        8.96%        6.65%       11.65%       (4.17)%
Net assets, end of year (in thousands)                           $29,172      $13,678       $8,056       $5,010         $794
Ratio of expenses to average net assets(b)                          0.44%        0.55%        0.54%        0.34%        0.12%
   Before expense reimbursement(b)                                  0.74%        0.77%        0.90%        1.16%        4.01%
Ratio of net investment income to average net assets(b)             4.64%        4.92%        5.27%        5.59%        2.83%
   after expense reimbursement(b)                                   4.94%        5.15%        4.91%        4.77%       (1.06)%
Portfolio turnover                                                 12.62%        5.14%        9.13%        6.84%       15.88%

(a)  Commencement of operations December 20, 1993.
(b)  Annualized for periods less than a year.

DUPREE MUTUAL FUNDS- TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                                    MATURITY
BOND DESCRIPTION                                                          COUPON      DATE     RATING+   PAR VALUE     MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PREREFUNDED BONDS
31.22% OF NET ASSETS

Bristol TN Health & Education Facility-Memorial Hospital                   7.000      9/1/21   Aaa/AAA*  $ 100,000    $   110,256
Jackson TN Water & Sewer Revenue Refunded                                 10.375      7/1/12   Aaa/AAA*     10,000         10,912
Johnson City TN Health & Education Revenue                                 6.750      7/1/06   Aaa/AAA*     20,000         22,065
Johnson City TN Health & Education Revenue                                 6.750      7/1/16   Aaa/AAA*    300,000        330,789
Knox County TN Health & Education-Fort Sanders Alliance                    7.000      1/1/08   Aaa/AAA*     10,000         10,712
Knox County TN Health & Education-Fort Sanders Alliance                    7.000      1/1/15   Aaa/AAA*     80,000         85,693
Memphis TN Electic Systems Revenue                                         6.750      1/1/03      NR       100,000        105,685
Memphis TN General Obligation                                              5.200      1/1/00      Aaa       10,000         10,146
Metro Government Nashville/Davidson County TN  Meharry Medical             7.875     12/1/04     AAA*      170,000        189,162
Metropolitan Government Nashville & Davidson Co Elec Revenue               9.900      7/1/05   Aaa/AAA*     50,000         56,924
Metropolitan Nashville TN Airport Improvement Revenue                      7.750      7/1/06   Aaa/AAA*    100,000        113,110
Scott & Morgan Counties TN Citizens Gas Utility District                   7.500      1/1/09   Aaa/AAA*     10,000         10,436
Shelby County Tn General Obligation School                                 5.750      3/1/09   Aa2/AA+*    400,000        425,552
                                                                                                                      -----------
                                                                                                                        1,481,442

COUNTY GENERAL OBLIGATION BONDS
13.17% OF NET ASSETS

Hamilton County TN General Obligation                                      4.600     10/1/98      Aa        10,000         10,058
Madison County TN School General Obligation                                6.000      4/1/01      A1        10,000         10,612
Maury County TN General Obligation                                         4.500      6/1/01      A1        75,000         76,643
Metropolitan Government Nashville & Davidson County TN                     4.600    11/15/01    Aa/AA*      50,000         51,190
Metropolitan Government Nashville & Davidson County TN                     6.500      9/1/00     A1/A*      50,000         52,986
Metropolitan Government Nashville & Davidson County TN                     4.500     5/15/99    Aa/AA*      70,000         70,935
Rutherford County Tn Capital Outlay Notes General Obligation               4.700      4/1/02    Aa/AA-*     45,000         46,306
Rutherford County TN General Obligation                                    4.750      4/1/01    Aa/AA*     100,000        102,587
Shelby County Mutli-Family Housing  Cameron Kibry-A  General Obligation    4.700      7/1/02      A*       200,000        203,648
                                                                                                                      -----------
                                                                                                                          624,965

INSURED MUNICIPAL REVENUE BONDS
12.55% OF NET ASSETS

Bristol Tn Health & Education Facility-Memphis Hospital                    6.300      9/1/00   Aaa/AAA*     50,000         52,865
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                5.100     10/1/01   Aaa/AAA*     10,000         10,397
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical                5.125     10/1/02   Aaa/AAA*     50,000         52,356
Hamilton County TN Industrial Development Lease Revenue                    5.500      9/1/02   Aaa/AAA*    100,000        106,095
Johnson City TN Health & Education Refunding & Improvement                 6.200      7/1/99   Aaa/AAA*     35,000         36,035
LaFollette TN Electric System Revenue                                      5.500      3/1/01      Aaa      165,000        172,516
Metropolitan Nashville Airport Revenue                                     6.200      7/1/02   Aaa/AAA*     25,000         27,082
Milan TN Hospital Revenue                                                  7.050      3/1/99   Aaa/AAA*     80,000         82,257
Powell Clinch TN Utility District Natural Gas System Revenue               6.450      1/1/99   Aaa/AAA*     35,000         35,577
Sevier County TN Utility District Gas Revenue                              6.300      5/1/99   Aaa/AAA*     20,000         20,548
                                                                                                                      -----------
                                                                                                                          595,728

PUBLIC CORPORATION REVENUE BONDS
7.02% OF NET ASSETS

Clarksville TN Public Building Authority-Pooled Loan                       4.750     12/1/00      AA*      280,000        286,737
Hardeman County TN Corrctional Facility Revenue                            7.000      8/1/05      A*        40,000         46,244
                                                                                                                      -----------
                                                                                                                          332,981

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.29% OF NET ASSETS

Metro Government Nashville/Davidson County TN Multi-Family                 4.800      1/1/01     AAA*       50,000         51,243
Metropolitan Government of Nashville & Davidson Counties                   4.500     10/1/03    Aa3/AA*    100,000        101,301
Tennessee Housing Development Agency Mortgage Finance                      5.300      1/1/03    A1/A+*     100,000        104,763
Tennessee Housing Development Mortgage Finance Agency                      4.950      7/1/00    Aa/A+*      40,000         41,018
                                                                                                                      -----------
                                                                                                                          298,325


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS- TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
TENNESSEE MUNICIPAL BONDS -- 100%
JUNE 30, 1998

                                                                                    MATURITY
BOND DESCRIPTION                                                          COUPON      DATE    RATING+    PAR VALUE     MARKET VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.76% OF NET ASSETS

Bristol TN Industrial Development Board Revenue                            4.800      3/1/01    AA*       $ 70,000    $    71,721
Bristol TN Industrial Development Board Revenue                            4.700      3/1/00    AA*         75,000         76,310
Chattanooga TN Industrial Development-F.L.Haney Corporation                6.700     8/15/00   AAA*         25,000         26,565
Franklin TN Industrial Development Multi-Family Housing                    4.650     10/1/00 Aaa/AAA*       50,000         51,047
                                                                                                                      -----------
                                                                                                                          225,643

LOCAL GENERAL OBLIGATION BONDS
4.48% OF NET ASSETS

Chattanooga TN General Obligation                                          7.750      8/1/99  A1/AA-*      100,000        104,891
Chattanooga TN Public Improvement General Obligation                       4.900      2/1/99  A1/AA-*       40,000         40,475
Chattanooga TN Refunding General Obligation                                5.000     11/1/00  A1/AA-*       30,000         30,897
Kingsport TN Water Refunding General Obligation                            5.300      8/1/00  A1/A+*        25,000         25,876
Mufreesboro TN General Obligation                                          5.700      9/1/99    A1          10,000         10,303
                                                                                                                      -----------
                                                                                                                          212,442

STATE AND LOCAL MORTGAGE REVENUE BONDS
4.46% OF NET ASSETS

Tennessee Housing Development Mortgage Agency                              5.500      1/1/05  A1/A+*       200,000        211,744
                                                                                                                      -----------
                                                                                                                          211,744
VARIABLE RATE BONDS
4.21% OF NET ASSETS

Clarksville TN Public Building Authority Pooled Financing                  3.600     10/1/25   AA-*        200,000        199,646
                                                                                                                      -----------
                                                                                                                          199,646
ESCROWED TO MATURITY BONDS
2.25% OF NET ASSETS

Knox County TN 1st Utility District  Water Revenue                         6.000     12/1/01    Aaa        100,000        106,922
                                                                                                                      -----------
                                                                                                                          106,922
STATE GENERAL OBLIGATION
2.20% OF NET ASSETS

Tennessee State General Obligation                                         5.000      3/1/03 Aaa/AA+*      100,000        104,605
                                                                                                                      -----------
                                                                                                                          104,605
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.30% OF NET ASSETS

Jackson TN Hospital Refunding & Improvement Revenue                        4.800      4/1/02  A1/A+*        60,000         61,654
                                                                                                                      -----------
                                                                                                                           61,654
MUNICIPAL UTILITY REVENUE BONDS
1.07% OF NET ASSETS

Memphis TN Electric System Revenue Refunding                               5.300      1/1/99  Aa/AA*        25,000         25,265
Memphis TN Sanitation Sewer System Revenue                                 5.500     10/1/99  Aa/AA*        25,000         25,702
                                                                                                                      -----------
                                                                                                                           50,967
                                                                                                                      -----------

Total Investments (cost $4,430,671)(a) - 94.99% of Net Assets                                                         $ 4,507,064
                                                                                                                      ===========

          *   Standard and Poor's Corporation
          NR  Not Rated
              All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                                Unrealized appreciation               $    99,376
                                                                                Unrealized depreciation                    22,983
                                                                                                                      -----------
                                                                                Net unrealized appreciation           $    76,393
                                                                                                                      ============







    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998



ASSETS:
Investments in securities, at value (Cost: $4,430,671)                                                  $ 4,507,064
Cash                                                                                                        648,609
Receivable from investments sold                                                                             55,800
Interest receivable                                                                                          86,894
                                                                                                      --------------
      Total assets                                                                                        5,298,367

LIABILITIES:
Payable for:
   Investments purchased                                                                 $ 535,914
   Distributions                                                                            13,179
   Management fee                                                                              440
   Transfer agent                                                                              477
   Other fees                                                                                3,332
                                                                                       ------------
      Total liabilities                                                                                     553,342
                                                                                                      --------------


NET ASSETS:
Net assets consist of:
Capital                                                                                                 $ 4,673,765
Net accumulated realized losses on investment transactions                                                   (5,133)
Net unrealized appreciation in value of investments                                                          76,393
                                                                                                      --------------
Net assets at value                                                                                     $ 4,745,025
                                                                                                      ==============

NET ASSET VALUE, offering price and redemption price per share
                 ($4,745,025 / 454,351 shares outstanding)                                              $      10.44
                                                                                                      ==============

--------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

Net investment income:
      Interest income                                                                                   $   163,451
                                                                                                      --------------
      Expenses:
         Investment advisory fees                                                                            18,236
         Transfer agent                                                                                       5,471
         Professional fees                                                                                      822
         Trustee fees                                                                                           419
         Other expenses                                                                                       4,490
                                                                                                      --------------
         Total expenses                                                                                      29,438
         Expenses reimbursed by Investment Advisor                                                          (10,752)
                                                                                                      --------------
Net investment income                                                                                       144,765
                                                                                                      --------------
Realized and unrealized gain (loss) on investments
      Net realized loss                                                                                      (2,666)
      Net increase in unrealized appreciation                                                                38,777
                                                                                                      --------------
Net realized and unrealized gain on investments                                                              36,111
                                                                                                      --------------
Net increase in net assets resulting from operations                                                    $   180,876
                                                                                                      ==============


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED JUNE 30, 1998 AND 1997


                                                                 1998             1997
                                                            ----------------------------
Increase in net assets:
   Operations:
      Net investment income                                 $   144,765      $   110,807
      Net realized loss on investments                           (2,666)          (1,660)
      Net increase in unrealized appreciation                    38,777           19,480
                                                            ----------------------------
   Net increase in net assets resulting from operations         180,876          128,627
   Dividends to shareholders                                   (144,765)        (110,807)
   Net fund share transactions                                1,716,083          519,836
                                                            ----------------------------
Total increase                                                1,752,194          537,656
Net assets:
   Beginning of year                                          2,992,831        2,455,175
                                                            ----------------------------
   End of year                                              $ 4,745,025      $ 2,992,831
                                                            ============================

----------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding


                                                                         For the years ended June 30,
                                                                -----------------------------------------------------
                                                                 1998          1997         1996       1995(a)
                                                                -----------------------------------------------------
Net Asset Value, beginning of year                                     $10.32       $10.25       $10.20       $10.00
                                                                -----------------------------------------------------
Income From Investment Operations:
   Net investment income                                                 0.41         0.42         0.42         0.28
   Net gains or losses on securities
      (both realized and unrealized)                                     0.12         0.07         0.05         0.20
                                                                -----------------------------------------------------
Total from investment operations                                         0.53         0.49         0.47         0.48
Less Distributions:
   Distributions (from net investment income)                           (0.41)       (0.42)       (0.42)       (0.28)
                                                                -----------------------------------------------------
Net Asset Value, end of year                                           $10.44       $10.32       $10.25       $10.20
                                                                =====================================================
Total return(b)                                                          5.26%        4.83%        4.62%        7.41%
Net assets, end of year (in thousands)                                 $4,745       $2,993       $2,455       $1,535
Ratio of expenses to average net assets(b)                               0.51%        0.47%        0.50%        0.28%
   Before expense reimbursement(b)                                       0.81%        0.85%        1.19%        2.05%
Ratio of net investment income to average net assets(b)                  3.67%        3.67%        4.05%        2.80%
   After expense reimbursement(b)                                        3.97%        4.04%        3.36%        1.03%
Portfolio turnover                                                      67.59%       24.49%       23.17%        0.71%

(a) Commencement of operations November 1, 1994.
(b) Annualized for periods less than a year.

DUPREE MUTUAL FUNDS- INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT SECURITIES AND AGENCIES - 100%
JUNE 30, 1998

                                                                                    MATURITY
BOND DESCRIPTION                                                        COUPON        DATE       PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
66.66% OF NET ASSETS
Medium Term Note                                                         7.700        8/10/04   $ 250,000      $   255,103
Medium Term Note                                                         7.170        6/26/07   1,000,000        1,019,230
Medium Term Note                                                         6.950       11/13/06   1,105,000        1,134,544
Medium Term Note                                                         7.780        9/29/06     300,000          306,931
Medium Term Note                                                         7.720        6/14/06   2,000,000        2,035,641
Medium Term Note                                                         7.280        5/23/07   1,000,000        1,043,430
Medium Term Note                                                         6.470        3/13/08     600,000          602,314
                                                                                                               -----------
                                                                                                                 6,397,193

FEDERAL HOME LOAN BANK

27.73% OF NET ASSETS

Medium Term Note                                                         8.170       12/16/04   2,000,000        2,246,954
Medium Term Note                                                         7.560        9/1/04      150,000          163,198
Medium Term Note                                                         7.000       12/17/07     250,000          250,606
                                                                                                               -----------
                                                                                                                 2,660,758

FEDERAL HOME LOAN MORTGAGE CORPORATION

2.64% OF NET ASSETS

Medium Term Note                                                         7.225       11/8/06      250,000          253,327
                                                                                                               -----------
                                                                                                                   253,327

Total Investments (cost $8,884,407)(a) - 97.03% of Net Assets                                                  $ 9,311,278
                                                                                                               ============

          *   Standard and Poor's Corporation
        NR  Not Rated
               All other ratings by Moody's Investors Service, Inc.

          +   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                                      Unrealized appreciation             $ 426,871
                                                                                      Unrealized depreciation                  -
                                                                                                                          ----------
                                                                                      Net unrealized appreciation         $ 426,871
                                                                                                                          ==========


DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998


ASSETS:
Investments in securities, at value (Cost: $8,884,407)                                                     $ 9,311,278
Cash                                                                                                           288,408
Interest receivable                                                                                             65,041
                                                                                                          -------------
      Total assets                                                                                           9,664,727

LIABILITIES:
Payable for:
   Distributions                                                                        $ 54,151
   Management fee                                                                          1,575
   Transfer agent                                                                          1,182
   Other fees                                                                             11,713
                                                                                      -----------
      Total liabilities                                                                                         68,621
                                                                                                          -------------

NET ASSETS:
Net assets consist of:
Capital                                                                                                      9,944,801
Net accumulated realized losses on investment transactions                                                    (775,566)
Net unrealized appreciation in value of investments                                                            426,871
                                                                                                          -------------
Net assets at value                                                                                        $ 9,596,106
                                                                                                          =============

NET ASSET VALUE, offering price and redemption price per share
                 ($9,596,106 / 946,412 shares outstanding)                                                 $     10.14
                                                                                                          =============

-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1998

Net investment income:
      Interest income                                                                                      $   626,090
                                                                                                          -------------
      Expenses:
         Investment advisory fees                                                                               17,633
         Transfer agent                                                                                         13,225
         Professional fees                                                                                       2,147
         Trustee fees                                                                                            1,110
         Other expenses                                                                                         12,648
                                                                                                          -------------
         Total expenses                                                                                         46,763
                                                                                                          -------------
Net investment income                                                                                          579,327
                                                                                                          -------------
Realized and unrealized gain on investments
      Net realized gain                                                                                         11,397
      Net increase in unrealized appreciation                                                                  198,164
                                                                                                          -------------
Net realized and unrealized gain on investments                                                                209,561
                                                                                                          -------------
Net increase in net assets resulting from operations                                                       $   788,888
                                                                                                          =============



    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 1998 AND 1997


                                                                             1998             1997
                                                                      --------------------------------
Increase in net assets:
   Operations:
      Net investment income                                            $   579,327        $   586,960
      Net realized gain on investments                                      11,397             41,000
      Net increase (decrease) in unrealized appreciation                   198,164             (6,266)
                                                                      --------------------------------
   Net increase in net assets resulting from operations                    788,888            621,694
   Distributions to shareholders                                          (579,327)          (586,960)
   Net fund share transactions                                           1,098,229            488,797
                                                                      --------------------------------
Total increase                                                           1,307,790            523,531
Net assets:
   Beginning of year                                                     8,288,316          7,764,785
                                                                      --------------------------------
   End of year                                                         $ 9,596,106        $ 8,288,316
                                                                      ================================

------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING



                                                                          For the years ended June 30,
                                                          -----------------------------------------------------
                                                           1998        1997        1996        1995      1994
                                                          -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $9.89       $9.85      $10.15      $9.65    $10.60
                                                          -----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.66        0.72        0.72       0.69      0.63
   Net gains or losses on securities
      (both realized and unrealized)                        0.25        0.04       (0.30)      0.50     (0.95)
                                                          -----------------------------------------------------
Total from investment operations                            0.91        0.76        0.42       1.19     (0.32)
LESS DISTRIBUTIONS:
   Distributions (from net investment income)              (0.66)      (0.72)      (0.72)     (0.69)    (0.63)
                                                          -----------------------------------------------------
NET ASSET VALUE, END OF YEAR                              $10.14       $9.89       $9.85     $10.15     $9.65
                                                          =====================================================
Total return                                                9.47%       7.95%       4.15%     12.78%    (3.32)%
Net assets, end of year (in thousands)                    $9,596      $8,288      $7,765     $7,713    $8,372
Ratio of expenses to average net assets                     0.53%       0.50%       0.40%      0.40%     0.40%
   Before expense reimbursement                             0.53%       0.56%       0.62%      0.61%     0.65%
Ratio of net investment income to average net assets(b)     6.57%       7.26%       7.11%      7.06%     6.00%
   After expense reimbursement                              6.57%       7.20%       6.89%      6.85%     5.75%
Portfolio turnover                                         23.49%      40.86%      33.89%     74.98%    23.08%

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998


1.     SIGNIFICANT ACCOUNTING POLICIES

       Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

              the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

              the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

       The investment strategy of the six state tax-free funds is to maintain 100% of their investments in Kentucky, North Carolina or Tennessee municipal securities. Regarding the Kentucky Series, unlike many states, payment on nearly all Kentucky municipal securities depends upon revenue generated by the property financed by the securities, and the securities are not general obligations of the issuer.

       The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

       The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

       A.     SECURITY VALUATION
              Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

       B.     SECURITY TRANSACTIONS
              Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

       C.     SECURITY INCOME
              Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998


1.     SIGNIFICANT ACCOUNTING POLICIES, CONTINUED:

       D.     FEDERAL INCOME TAXES
              Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 1998.Therefore, no federal income tax provision is required.

       E.     DISTRIBUTIONS
              All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

              MONTHLY for:    the Kentucky Tax-Free Short-to-Medium Series, and
                              the North Carolina Tax-Free Short-to-Medium
                              Series, and
                              the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series, and

              QUARTERLY for:  the Kentucky Tax-Free Income Series, and
                              the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

              Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

       F.     ESTIMATES
              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.     INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trustees of the Trust consist of six individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Two of the Trust's trustees are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of
       Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc. Dupree & Company, Inc. also serves as the Trust's Transfer Agent.

       The Funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

       Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

2.    INVESTMENT  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES,
      CONTINUED:


       RANGE OF NET ASSETS                                                       $100,000,001-
                                                          $0-$100,000,000        $150,000,000       $150,000,001+
       Intermediate Government Bond Series                   .20 of 1%             .20 of 1%          .20 of 1%
       Kentucky Tax-Free Income Series                       .50 of 1%             .45 of 1%          .40 of 1%
       Kentucky Tax-Free Short-to-Medium Series              .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Income Series                 .50 of 1%             .45 of 1%          .40 of 1%
       North Carolina Tax-Free Short-to-Medium Series        .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Income Series                      .50 of 1%             .45 of 1%          .40 of 1%
       Tennessee Tax-Free Short-to-Medium Series             .50 of 1%             .45 of 1%          .40 of 1%

       However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

       For the period ended June 30, 1998 investment advisory fees for:

       the North Carolina Tax-Free Income Series totaled $32,367; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $27,686 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $8,143; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $7,346 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $96,775; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $56,512 in accordance with the investment advisory agreement,

       the Tennessee Tax-Free Short-to-Medium Series totaled $18,236; however, Dupree voluntarily refunded fees and reimbursed expenses totaling $10,752 in accordance with the investment advisory agreement, and

       In addition, each Fund has entered into a shareholder service agreement with Dupree. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amounts in excess of $20,000,000.

3.     PURCHASES AND SALES OF SECURITIES

       The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At June 30, 1998, the market value of securities segregated for these types of transactions was as follows:


       Kentucky Tax-Free Income Series                       $6,798,362
       Kentucky Tax-Free Short-to-Medium Series              $1,478,888
       Tennessee Tax-Free Income Series                      $  660,388

       DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

3.    PURCHASES AND SALES OF SECURITIES, CONTINUED:

       During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:


                                                                       Purchases         Sales
                                                                       ---------         -----
       Kentucky Tax-Free Income Series                               $ 80,224,953   $ 41,053,485
       Kentucky Tax-Free Short-to-Medium Series                        11,078,978     11,020,280
       North Carolina Tax-Free Income Series                            7,080,766      1,072,518
       North Carolina Tax-Free Short-to-Medium Series                     915,990        240,946
       Tennessee Tax-Free Income Series                                17,714,126      2,475,863
       Tennessee Tax-Free Short-to-Medium Series                        3,936,603      2,428,655
       Intermediate Government Bond Series                              2,961,502      2,020,000

4.     CAPITAL SHARES

       At June 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

---------------------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE INCOME SERIES                         YEAR ENDED JUNE 30, 1998          YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                        SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                            8,274,443       $63,166,991        6,911,832      $51,529,504
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                  1,330,547        10,107,037        1,239,589        9,213,871
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                       (4,637,701)      (35,382,044)      (4,493,844)     (33,490,801)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                           4,967,289       $37,891,984        3,657,577      $27,252,574
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE
SHORT-TO-MEDIUM SERIES                                  YEAR ENDED JUNE 30, 1998          YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                        SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                            4,280,299       $22,602,280        2,967,033      $15,516,882
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                    301,877         1,593,039          349,476        1,826,424
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                       (4,621,840)      (24,399,867)      (5,804,189)     (30,359,104)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE                                             (39,664)        $(204,548)      (2,487,680)    $(13,015,798)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE
INCOME SERIES                                           YEAR ENDED JUNE 30, 1998          YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                        SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              612,725        $6,555,188          357,843       $3,659,166
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                     16,794           178,616            6,414           65,020
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                          (60,759)         (649,326)        (124,629)      (1,281,814)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                             568,760        $6,084,478          239,628       $2,442,372
---------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

4.     CAPITAL SHARES, CONTINUED:

---------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE
SHORT-TO-MEDIUM SERIES                                  YEAR ENDED JUNE 30, 1998          YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              166,808        $1,702,208          110,651       $1,116,918
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                      5,170            52,695            4,785           48,224
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                         (101,790)       (1,037,161)         (87,250)        (880,613)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                              70,188          $717,742           28,186         $284,529
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE INCOME SERIES                        YEAR ENDED JUNE 30, 1998         YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                          SHARES          AMOUNT            SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                             1,497,327      $16,307,421           572,212      $5,987,451
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                      40,478          436,058            24,083         250,183
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
CAPITAL GAIN                                                1,015           11,036
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                          (179,345)      (1,941,569)          (88,998)       (927,736)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                            1,359,475      $14,812,946           507,297      $5,309,898
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE
SHORT-TO-MEDIUM SERIES                                  YEAR ENDED JUNE 30, 1998          YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              464,170        $4,840,427          175,341       $1,807,115
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                     10,556           109,973            9,873          101,711
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                         (310,299)       (3,234,317)        (134,750)      (1,388,990)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                             164,427        $1,716,083           50,464         $519,836
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND
SERIES                                                  YEAR ENDED JUNE 30, 1998          YEAR ENDED JUNE 30, 1997
=====================================================================================================================
                                                         SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                              197,726        $1,997,534          218,223       $2,158,124
---------------------------------------------------------------------------------------------------------------------
SHARES ISSUED FOR REINVESTMENT  FROM
NET INVESTMENT INCOME                                     36,875           371,910           39,541          390,306
---------------------------------------------------------------------------------------------------------------------
SHARES REDEEMED                                         (126,069)       (1,271,215)        (208,029)      (2,059,633)
---------------------------------------------------------------------------------------------------------------------
NET INCREASE                                             108,532        $1,098,229           49,735         $488,797
---------------------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998

5.  FEDERAL INCOME TAXES

    At June 30, 1998, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. The capital loss carryforwards expire as follows:


                                          KY                         NC                       TN
                           KY          Tax-Free         NC        Tax-Free        TN       Tax-Free     Intermediate
                        Tax-Free       Short-to      Tax-Free     Short-to     Tax-Free    Short-to      Government
                         Income         Medium        Income       Medium       Income      Medium          Bond
                         Series         Series        Series       Series       Series      Series         Series


          2003         $1,412,532       $414,178    $     ---    $     ---         ---      $    ---       $688,185
          2004                ---         10,144          805        1,442         ---           807         87,381
          2005                ---        188,198        2,782        1,015         ---         1,660            ---
          2006                ---         73,155        9,023          804         ---         2,666            ---
                    ------------------------------------------------------------------------------------------------
Net accumulated
realized losses        $1,412,532       $685,675      $12,610       $3,261         ---        $5,133       $775,566
                    ================================================================================================


6.     LINE OF CREDIT AGREEMENT

       Under the terms of an agreement with Star Bank, N.A., principal amounts up to 5% of a Funds net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank (8.50% at June 30, 1998). Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

         - Provide the lender with the Funds' annual report
         - Comply with all agreements with the lender and with applicable laws and regulations
         - Maintain appropriate insurance coverage

       The North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and the Tennessee Tax-Free Short-to-Medium Series had no borrowings during the period ended June 30, 1998. No borrowings were outstanding as of June 30, 1998 for the Funds. During the period ended June 30, 1998, the weighted average interest rate for each Series, were as follows:


                                                         Weighted average interest rate
         Kentucky Tax-Free Income Series                             8.50%
         Kentucky Tax-Free Short-to-Medium Series                    8.50%
         Intermediate Government Bond Series                         8.50%

                         [Ernst & Young LLP Letterhead]




                         Report of Independent Auditors

The Board of Trustees and Shareholders
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series)(the Funds) as of June 30, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years or periods ended June 30, 1996 were audited by other auditors whose report dated July 26, 1996 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dupree Mutual Funds as of June 30, 1998, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.




                              /s/ Ernst & Young LLP

July 30, 1998

                               DUPREE MUTUAL FUNDS
                        POST-EFFECTIVE AMENDMENT NO. 38


PART C of Form N-1A OTHER INFORMATION-------------------------------Page---------------------------

Item 24. Financial Statements and Exhibits  KY       KY         NC     NC        TN     TN       GBS
         ---------------------------------  INCOME   S/M      INCOME   S/M      INCOME  S/M

                  (a)  Financial Statements
                       --------------------

Included in the Registration Statement,
         Part B,Statement of Additional
         Information:

         Portfolio of Investments of
          June 30, 1998                     23       30       34       39       43      49       53

         Statement of Assets and
         Liabilities at June 30, 1998       28       32       37       41       47      51       54

         Statement of Operation for the
         Year at June 30, 1998              28       32       37       41       47      51       54

         Statement of Changes in Net
         Assets for the Years Ended
         June 30, 1997 and 1998             29       33       38       42       48      52       55

         Notes to Financial Statements      ---------------------------56--------------------------

         Report of Independent Auditors     ---------------------------62--------------------------

(b)      Exhibits

(11)     Consent of Independent Accountants

(16) Schedule for computation of each performance quotation shown at "How to Compute Our Yields" in Statement of Additional Information

Item 25. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         Inapplicable


Item 26. Number of Holders of Securities
         -------------------------------

         On September 15, 1998 there were record holders of Registrant's Shares of Beneficial Interest as follows:


         Title of Series                                    Number of Record Holders
         ---------------                                    ------------------------

         Kentucky Tax-Free Income Series                             5798

         Kentucky Tax-Free Short-to-Medium Series                    1370

         North Carolina Tax-Free Income Series                        485

         North Carolina Tax-Free Short-to-Medium Series               139

         Tennessee Tax-Free Income Series                             560

         Tennessee Tax-Free Short-to-Medium Series                    138

         Intermediate Government Bond Series                          783


Item 27. Indemnification
         ---------------

         Inapplicable

Item 28. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         The Registrant's Investment Adviser, Dupree & Company, Inc., is a Kentucky Corporation located at 125 South Mill Street, Suite 100, Lexington, Kentucky 40507, and it serves as the Transfer Agent for the Registrant. Thomas P. Dupree, is the Chairman of the Board of Dupree & Company, Inc., and the Registrant. Fred L. Dupree, Jr., is Vice President, Secretary and Treasurer of Dupree & Company, Inc., and the Registrant.

Item 29. Principal Underwriters
         ----------------------

         Inapplicable

Item 30. Location of Accounts and Records
         --------------------------------

         Registrant's Transfer Agent and Dividend Disbursing Agent is Dupree & Company, Inc., 125 South Mill Street, Vine Center, Lexington, Kentucky 40507

Item 31. Management Services
         -------------------

         Inapplicable at this time.

Item 32. Undertakings
         ------------

         None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the 5th day of October 1998.

                                    DUPREE MUTUAL FUNDS

                                    /s/ THOMAS P. DUPREE, SR.
                                    -------------------------------------------
                                    Thomas P. Dupree, Sr.
                                    President

     Pursuant to the requirements of the Securities act of 1933, this Post-Effective Amendment No. 38 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                       Title                                               Date

/s/ THOMAS P. DUPREE, SR.        President (Principal Executive officer)
-----------------------------    and Trustee                                         Oct. 7, 1998
Thomas P. Dupree, Sr.



-----------------------------    President (Principal Executive officer)
Fred L. Dupree, Jr.              (Principal Financial and Accounting officer)
                                 and Trustee                                         ------------


/s/ WILLIAM A. COMBS, JR.        Trustee
-----------------------------                                                        Oct. 7, 1998
William A. Combs, Jr.



-----------------------------    Trustee                                             ------------
Robert L. Maddox



-----------------------------    Trustee                                             ------------
Lucy A. Breathitt



/s/ WILLIAM S. PATTERSON         Trustee
-----------------------------                                                        Oct. 7, 1998
William S. Patterson

                               DUPREE MUTUAL FUNDS

                                    EXHIBITS

                                       TO


                         POST-EFFECTIVE AMENDMENT NO 38


                                       TO

                        FORM N-1A REGISTRATION STATEMENT

                                      UNDER

                             SECURITIES ACT OF 1933

                                       AND

                         INVESTMENT COMPANY ACT OF 1940